UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07456

Name of Fund: BlackRock Senior High Income Fund, Inc. (ARK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Senior High Income Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 08/31/2009

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE   LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report AUGUST 31, 2009 | (UNAUDITED)

BlackRock Corporate High Yield Fund, Inc. (COY)
BlackRock Corporate High Yield Fund III, Inc. (CYE)
BlackRock Debt Strategies Fund, Inc. (DSU)
BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
BlackRock Senior High Income Fund, Inc. (ARK)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Dear Shareholder

The past 12 months reveal two distinct economic and market backdrops — one of extreme investor pessimism and decided weakness, and another of increased optimism amid growing signs of recovery. The start of the period was characterized by the former. September through December 2008 saw the surge of the economic storm that sparked the worst recession in decades. The months featured, among others, the infamous collapse of Lehman Brothers, uniformly poor economic data and plummeting investor confidence that resulted in massive government intervention (on a global scale) in the financial system and the economy. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings.

In this environment, US equities contended with extraordinary volatility, posting steep declines through mid-March before embarking on a rally that resulted in strong year-to-date returns for all major indexes. June saw a brief correction, though it appeared to be induced more by profit-taking and portfolio rebalancing than by a change in the economic outlook. The experience in international markets was similar to that in the United States. Notably, emerging markets staged a strong comeback in 2009 as these areas of the globe have generally seen a stronger acceleration in economic activity.

In fixed income markets, the flight-to-safety premium in Treasury securities prevailed during the equity market downturn, but more recently, ongoing concerns about deficit spending, debt issuance, inflation and dollar weakness have kept Treasury yields higher. At the same time, relatively attractive yields and distressed valuations among non-Treasury assets, coupled with a more favorable macro environment, drew in sidelined investors and triggered a sharp recovery in these sectors. This was particularly evident in the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. The municipal bond market enjoyed strong returns in 2009 as well, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Moreover, the Build America Bond program has alleviated supply pressures, creating a more favorable technical environment. In particular, August marked the municipal market’s best monthly performance in more than 20 years, as the asset class has regained year-to-date all that was lost during 2008.

Overall, results for the major benchmark indexes were mixed. Higher-risk assets (i.e., equities and high yield bonds) and Treasuries reflected a bifurcated market, while less-risky fixed income investments posted stable, modest returns.

Total Returns as of August 31, 2009	6-month	12-month

US equities (S&P 500 Index)	40.52%	(18.25)%

Small cap US equities (Russell 2000 Index)	48.25	(21.29)

International equities (MSCI Europe, Australasia, Far East Index)	53.47	(14.95)

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index*)	(1.61)	6.77

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	5.95	7.94

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	5.61	5.67

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	36.31	7.00

*	Formerly a Merrill Lynch Index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has visibly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. We invite you to visit www.blackrock.com/funds for our most current views on the economy and financial markets. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of August 31, 2009	BlackRock Corporate High Yield Fund, Inc.

Investment Objective

BlackRock Corporate High Yield Fund, Inc. (COY) (the “Fund”) seeks to provide shareholders with current income with a secondary objective of providing shareholders with capital appreciation. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed-income securities that are rated below investment grade by the established rating services (Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BB or lower by Standard & Poor’s Corporation (“S&P’s”)) or are unrated securities of comparable quality.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended August 31, 2009, the Fund returned 66.35% based on market price and 49.85% based on net asset value (“NAV”). For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 50.49% on a market price basis and 40.06% on a NAV basis. During the period, the Fund moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. The period featured the largest six-month rise in high yield market history, providing a good environment for bottom-up security selection, with no emphasis on any one sector. We gradually decreased cash and increased the Fund’s risk as market conditions dictated. Overall, there was a wide dispersion of returns among the Fund’s Lipper competitors, as many funds did well while others struggled with credit issues or retained too defensive a strategy. Security selection was the primary contributor to performance during the period. The Fund maintains a 16% position in floating rate loan interests, which detracted as these securities underperformed high yield corporate bonds. During the period, the Fund moved from a larger cash balance to a balance of less than 3%, which has benefited performance in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	COY
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of August 31, 2009 ($6.06)[1]	12.08%
Current Monthly Distribution per Share[2]	$0.061
Current Annualized Distribution per Share[2]	$0.732
Leverage as of August 31, 2009[3]	16%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	8/31/09	2/28/09	Change	High	Low

Market Price	$6.06	$3.91	54.99%	$6.28	$3.20
Net Asset Value	$5.85	$4.19	39.62%	$5.87	$3.97

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	8/31/09	2/28/09

Corporate Bonds	82%	82%
Floating Rate Loan Interests	16	16
Common Stocks	2	1
Non-Agency Mortgage-Backed Securities	—	1

Credit Quality Allocations[4]

	8/31/09	2/28/09

BBB/Baa	5%	4%
BB/BB	31	31
B/B	37	47
CCC/Caa	21	12
CC/Ca	2	1
D	1	—
Not Rated	3	5

[4] Using the higher of S&P’s or Moody’s ratings.

4	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Fund Summary as of August 31, 2009	BlackRock Corporate High Yield Fund III, Inc.

Investment Objective

BlackRock Corporate High Yield Fund III, Inc. (CYE) (the “Fund”) seeks to provide shareholders with current income by investing primarily in a diversified portfolio of fixed income securities that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P’s) or are unrated securities of comparable quality.

     No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended August 31, 2009, the Fund returned 68.87% based on market price and 52.83% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 50.49% on a market price basis and 40.06% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The period featured the largest six-month rise in high yield market history, providing a good environment for bottom-up security selection, with no emphasis on any one sector. We gradually decreased cash and increased the Fund’s risk as market conditions have dictated. Overall, there was a wide dispersion of returns among the Fund’s Lipper competitors, as many funds did well while others struggled with credit issues or retained too defensive a strategy. Security selection was the primary contributor to performance during the period. The Fund maintains a 16% position in floating rate loan interests, which detracted as these securities underperformed high yield corporate bonds. During the period, the Fund moved from a larger cash balance to a balance of less than 1%, which has benefited performance in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	CYE
Initial Offering Date	January 30, 1998
Yield on Closing Market Price as of August 31, 2009 ($5.62)[1]	11.74%
Current Monthly Distribution per Share[2]	$0.055
Current Annualized Distribution per Share[2]	$0.660
Leverage as of August 31, 2009[3]	18%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	8/31/09	2/28/09	Change	High	Low

Market Price	$5.62	$3.57	57.42%	$5.82	$3.05
Net Asset Value	$5.77	$4.05	42.47%	$5.78	$3.83

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	8/31/09	2/28/09

Corporate Bonds	81%	82%
Floating Rate Loan Interests	16	16
Non-Agency Mortgage-Backed Securities	—	1
Common Stocks	3	1

Credit Quality Allocations[4]

	8/31/09	2/28/09

AAA/Aaa	—	1%
BBB/Baa	4%	5
BB/Ba	31	30
B/B	35	46
CCC/Caa	22	14
CC/Ca	3	1
D	1	—
Not Rated	4	3

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	5

Fund Summary as of August 31, 2009	BlackRock Debt Strategies Fund, Inc.

Investment Objective

BlackRock Debt Strategies Fund, Inc. (DSU) (the “Fund”) seeks to provide current income by investing primarily in a diversified portfolio of US companies’ debt instruments, including corporate loans, that are rated in the lower rating categories of the established rating services (Ba or lower by Moody’s or BB or lower by S&P’s) or unrated debt instruments of comparable quality.

     No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended August 31, 2009, the Fund returned 74.49% based on market price and 51.87% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 50.49% on a market price basis and 40.06% on a NAV basis. All returns reflect reinvestment of dividends. The Fund moved from a discount to a premium to NAV, which accounts for the difference between performance based on price and performance based on NAV. The Fund benefited from a slight bias to lower-quality credits, which outperformed higher-quality credits during the six months. Unlike its Lipper peers, the Fund invests in floating rate loan interests as well as high yield bonds. Loans underperformed bonds for the period; consequently, the Fund’s 41% average allocation to loans detracted from relative performance. The Fund also maintained a relatively low level of leverage (less than 15%), which detracted in the strong market environment. During the period, the Fund moved from a larger cash balance to a balance of less than 1%, which has benefited performance in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	DSU
Initial Offering Date	March 27, 1998
Yield on Closing Market Price as of August 31, 2009 ($3.35)[1]	12.72%
Current Monthly Distribution per Share[2]	$0.0355
Current Annualized Distribution per Share[2]	$0.4260
Leverage as of August 31, 2009[3]	12%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on September 1, 2009. The Monthly Distribution per Share was decreased to $0.031. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	8/31/09	2/28/09	Change	High	Low

Market Price	$3.35	$2.07	61.84%	$3.58	$1.63
Net Asset Value	$3.31	$2.35	40.85%	$3.31	$2.21

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	8/31/09	2/28/09

Corporate Bonds	55%	53%
Floating Rate Loan Interests	41	43
Common Stocks	4	3
Non-Agency Mortgage-Backed Securities	—	1

Credit Quality Allocations[4]

	8/31/09	2/28/09

BBB/Baa	1%	9%
BB/Ba	26	—
B/B	38	59
CCC/Caa	16	21
CC/Ca	4	4
C/C	2	—
D	2	1
Not Rated	11	6

[4]	Using the higher of S&P’s or Moody’s ratings.

6	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Fund Summary as of August 31, 2009	BlackRock Floating Rate Income Strategies Fund II, Inc.

Investment Objective

BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB) (the “Fund”) seeks a high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended August 31, 2009, the Fund returned 46.51% based on market price and 42.76% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 54.27% on a market price basis and 37.19% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund benefited from a slight bias to lower-quality credits, which outperformed higher-quality in 2009, and a 27% allocation to high yield corporate bonds, which outperformed floating rate loan interests. The Fund’s relatively low level of leverage (around 16%) detracted in the strong market environment. During the period, the Fund moved from a larger cash balance to a balance of less than 2%, which has benefited performance in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	FRB
Initial Offering Date	July 30, 2004
Yield on Closing Market Price as of August 31, 2009 ($11.45)[1]	9.78%
Current Monthly Distribution per Share[2]	$0.09335
Current Annualized Distribution per Share[2]	$1.12020
Leverage as of August 31, 2009[3]	16%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

A change in the distribution rate was declared on September 1, 2009. The Monthly Distribution per Share was decreased to $0.081. The Yield on Closing Market Price, Current Monthly Distribution per Share and Current Annualized Distribution per Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	8/31/09	2/28/09	Change	High	Low

Market Price	$11.45	$8.28	38.29%	$11.66	$7.16
Net Asset Value	$12.02	$8.92	34.75%	$12.02	$8.58

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	8/31/09	2/28/09

Floating Rate Loan Interests	73%	71%
Corporate Bonds	27	28
Non-Agency Mortgage-Backed Securities	—	1

Credit Quality Allocations[4]

	8/31/09	2/28/09

BBB/Baa	7%	15%
BB/Ba	42	8
B/B	36	57
CCC/Caa	9	15
CC/Ca	1	2
D	1	1
Not Rated	4	2

[4]	Using the higher of S&P’s or Moody’s ratings.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	7

Fund Summary as of August 31, 2009	BlackRock Senior High Income Fund, Inc.

Investment Objective

BlackRock Senior High Income Fund, Inc. (ARK) (the “Fund”) seeks to provide shareholders with as high a level of current income as is consistent with its investment policies and prudent investment management by investing principally in senior debt obligations of companies, including corporate loans made by banks and other financial institutions and both privately placed and publicly offered corporate bonds and notes.

          No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended August 31, 2009, the Fund returned 51.37% based on market price and 43.72% based on NAV. For the same period, the closed-end Lipper High Current Yield Funds (Leveraged) category posted an average return of 50.49% on a market price basis and 40.06% on a NAV basis. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Fund benefited from a slight bias to lower-quality credits, which outperformed higher-quality credits. Unlike its Lipper peers, the Fund invests in floating rate loan interests as well as high yield corporate bonds. Loans underperformed bonds for the period; consequently, the Fund’s 40% average allocation to floating rate loan interests detracted from relative performance. The Fund also maintained a relatively low level of leverage (less than 15%), which detracted in the strong market environment. During the period, the Fund moved from a larger cash balance to a balance of less than 1%, which has benefited performance in the rising market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	ARK
Initial Offering Date	April 30, 1993
Yield on Closing Market Price as of August 31, 2009 ($3.18)[1]	9.43%
Current Monthly Distribution per Common Share[2]	$0.025
Current Annualized Distribution per Common Share[2]	$0.300
Leverage as of August 31, 2009[3]	8%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]	The distribution is not constant and is subject to change.

[3]

Represents loan outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 9.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	8/31/09	2/28/09	Change	High	Low

Market Price	$3.18	$2.21	43.89%	$3.35	$1.78
Net Asset Value	$3.47	$2.54	36.61%	$3.47	$2.41

The following charts show the portfolio composition of the Fund’s long-term investments and credit quality allocations of the Fund’s corporate bond investments:

Portfolio Composition

	8/31/09	2/28/09

Corporate Bonds	55%	55%
Floating Rate Loan Interests	43	44
Common Stock	2	—
Non-U.S. Government Agency Mortgage-Backed Securities	—	1

Credit Quality Allocations[4]

	8/31/09	2/28/09

BBB/Baa	5%	2%
BB/Ba	27	22
B/B	40	59
CCC/Caa	19	8
CC/Ca	1	3
D	3	1
Not Rated	5	5

[4]	Using the higher of S&P’s or Moody’s ratings.

8	SEMI-ANNUAL REPORT	AUGUST 31, 2009

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Funds may utilize leverage through borrowings or issuance of short-term debt. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it issues debt securities for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays interest expense on the $30 million of debt securities based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from the debt securities issuance earn the income based on long-term interest rates. In this case, the interest expense of the debt securities is significantly lower than the income earned on the Fund’s long-term investments, and therefore the shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates of 6%, the yield curve has a negative slope. In this case, the Fund pays interest expense on the higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Fund’s debt securities do not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on Fund performance from leverage from debt securities.

The use of leverage may enhance opportunities for increased income to the Funds and shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in each Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. A Fund may be required to sell portfolio securities at inopportune times at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause a Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. A Fund will incur expenses in connection with the use of leverage, all of which are borne by the shareholders and may reduce income.

Under the Investment Company Act of 1940, the Funds are permitted to borrow through a credit facility and the issuance of short-term debt securities up to 33 1/3% of their total managed assets. As of August 31, 2009, the Funds had outstanding leverage from credit facility borrowings as a percentage of total managed assets as follows:

Percent of Leverage

COY	16%
CYE	18%
DSU	12%
FRB	16%
ARK	8%

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including swap agreements, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an investment or may cause the Funds to hold a security that they might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	9

Schedule of Investments August 31, 2009 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products — 0.7%
Masonite Worldwide Holdings (a)	35,518	$1,436,703

Capital Markets — 0.4%
E*Trade Financial Corp. (a)	479,000	843,040

Chemicals — 0.0%
Wellman Holdings, Inc. (a)	1,425	356

Communications Equipment — 0.8%
Loral Space & Communications Ltd. (a)	77,483	1,599,249

Containers & Packaging — 0.0%
Smurfit Kappa Plc (a)	3,634	28,637

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	67,974	19,373
SunPower Corp. Class B (a)	352	7,529

		26,902

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	37,144	53,608
Ainsworth Lumber Co. Ltd. (a)(b)	41,686	59,972
Western Forest Products, Inc. (a)(b)	41,528	9,863
Western Forest Products, Inc. (a)	147,968	35,142

		158,585

Total Common Stocks — 2.0%		4,093,472

Corporate Bonds		Par (000)

Airlines — 1.6%
American Airlines Pass Through Trust Series 2001-02, 7.86%, 4/01/13	USD	390	372,450
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18		674	525,389
Series 2001-1-C, 7.03%, 12/15/12		281	221,711
Series 2003-RJ, 7.88%, 1/02/20		587	384,428
United Air Lines, Inc., 12.75%, 7/15/12		1,750	1,680,000

			3,183,978

Auto Components — 1.4%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		670	603,000
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		1,355	1,348,225
8.63%, 12/01/11		712	719,120
Lear Corp., 8.75%, 12/01/16 (a)(c)		405	218,700

			2,889,045

Automobiles — 0.4%
Ford Capital BV, 9.50%, 6/01/10		710	702,900

Building Products — 0.2%
Ply Gem Industries, Inc., 11.75%, 6/15/13		580	484,300

Capital Markets — 0.5%
E*Trade Financial Corp. (b):
12.50%, 11/30/17 (d)		71	71,887
3.43%, 8/31/19 (e)(f)		226	386,178
Marsico Parent Co., LLC, 10.63%, 1/15/16 (a)(c)		1,004	421,680
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(d)		418	100,337
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(d)		287	74,609

			1,054,691

Corporate Bonds		Par (000)	Value

Chemicals — 1.9%
American Pacific Corp., 9.00%, 2/01/15	USD	800	$722,000
Innophos, Inc., 8.88%, 8/15/14		740	717,800
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,180	991,200
Olin Corp., 8.88%, 8/15/19		275	277,750
Terra Capital, Inc., Series B, 7.00%, 2/01/17		205	193,213
Wellman Holdings, Inc. (e):
Second Lien Subordinate Note, 10.00%, 1/29/19 (b)		790	790,000
Third Lien Subordinate Note, 5.00%, 1/29/19		246	123,250

			3,815,213

Commercial Services & Supplies — 4.0%
Altegrity, Inc., 10.50%, 11/01/15 (b)		700	579,250
ISS Financing, 11.00%, 6/15/14	EUR	206	381,515
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	USD	555	579,975
Scientific Games International, Inc., 9.25%, 6/15/19 (b)		785	804,625
Waste Services, Inc., 9.50%, 4/15/14		2,800	2,772,000
West Corp.:
9.50%, 10/15/14		700	645,750
11.00%, 10/15/16		2,570	2,370,825

			8,133,940

Construction & Engineering — 0.7%
Dycom Industries, Inc., 8.13%, 10/15/15		1,650	1,435,500

Construction Materials — 1.3%
Nortek, Inc., 10.00%, 12/01/13		2,020	1,878,600
Texas Industries, Inc., 7.25%, 7/15/13		720	673,200

			2,551,800

Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
3.26%, 1/13/12 (g)		195	162,338
7.80%, 6/01/12		200	185,009
8.00%, 12/15/16		170	148,944

			496,291

Containers & Packaging — 4.1%
Berry Plastics Holding Corp., 4.50%, 9/15/14 (g)		1,655	1,191,600
Crown European Holdings SA, 6.25%, 9/01/11	EUR	73	104,653
Graphic Packaging International, Inc.:
8.50%, 8/15/11	USD	512	510,720
9.50%, 8/15/13		60	60,150
9.50%, 6/15/17 (b)		1,075	1,101,875
Impress Holdings BV, 3.63%, 9/15/13 (b)(g)		390	356,363
Owens Brockway Glass Container, Inc.:
8.25%, 5/15/13		925	934,250
6.75%, 12/01/14	EUR	152	211,371
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,255	401,600
Pregis Corp., 12.38%, 10/15/13		1,130	1,017,000
Rock-Tenn Co., 8.20%, 8/15/11		1,875	1,931,250
Solo Cup Co., 10.50%, 11/01/13 (b)		450	472,500

			8,293,332

Diversified Consumer Services — 1.3%
Service Corp., International, 7.00%, 6/15/17		2,800	2,618,000

See Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 7.5%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	USD	490	$512,050
Bank of America Corp., 5.65%, 5/01/18		700	676,860
CIT Group, Inc., 5.00%, 2/01/15		1,005	565,570
FCE Bank Plc:
7.875%, 2/15/11	GBP	1,150	1,750,452
7.125%, 1/16/12	EUR	2,850	3,697,637
7.125%, 1/15/13		550	689,924
Series JD, 2.12%, 9/30/09 (g)		250	355,266
GMAC LLC (b):
7.25%, 3/02/11	USD	1,148	1,077,685
6.88%, 9/15/11		500	461,250
6.88%, 8/28/12		740	643,800
2.56%, 12/01/14 (g)		841	647,570
6.75%, 12/01/14		1,690	1,385,800
8.00%, 11/01/31		1,980	1,529,550
Leucadia National Corp., 8.13%, 9/15/15		1,250	1,225,000

			15,218,414

Diversified Telecommunication Services — 5.2%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,000	860,000
Cincinnati Bell, Inc., 7.25%, 7/15/13		435	421,950
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,340	1,360,100
Qwest Communications International, Inc.:
7.50%, 2/15/14		1,890	1,823,850
3.50%, 11/15/25 (e)		620	613,800
Series B, 7.50%, 2/15/14		1,645	1,587,425
Qwest Corp.:
3.88%, 6/15/13 (g)		1,350	1,248,750
7.63%, 6/15/15		500	496,250
8.38%, 5/01/16 (b)		400	404,000
Windstream Corp., 8.13%, 8/01/13		1,780	1,780,000

			10,596,125

Electric Utilities — 1.1%
NSG Holdings LLC, 7.75%, 12/15/25 (b)		965	805,775
Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		1,730	1,502,580

			2,308,355

Electrical Equipment — 0.0%
UCAR Finance, Inc., 10.25%, 2/15/12		49	47,591

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16		280	275,450
Sanmina-SCI Corp., 8.13%, 3/01/16		270	232,875

			508,325

Energy Equipment & Services — 0.7%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15		195	185,250
7.75%, 5/15/17		300	283,500
North American Energy Partners, Inc., 8.75%, 12/01/11		355	326,600
Transocean, Inc., Series A, 1.63%, 12/15/37 (e)		730	709,925

			1,505,275

Food & Staples Retailing — 0.5%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		750	487,500
Duane Reade, Inc., 11.75%, 8/01/15 (b)		160	161,600
Rite Aid Corp., 9.75%, 6/12/16 (b)		390	412,425

			1,061,525

Corporate Bonds		Par (000)	Value

Food Products — 0.5%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	USD	760	$775,200
Tyson Foods, Inc., 10.50%, 3/01/14		270	301,050

			1,076,250

Health Care Equipment & Supplies — 2.4%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (d)		900	742,500
DJO Finance LLC, 10.88%, 11/15/14		2,675	2,568,000
Hologic, Inc., 2.00%, 12/15/37 (e)(i)		1,860	1,501,950

			4,812,450

Health Care Providers & Services — 1.2%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		190	190,712
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,502	1,539,550
10.00%, 5/01/18		622	670,205

			2,400,467

Hotels, Restaurants & Leisure — 4.6%
American Real Estate Partners LP, 7.13%, 2/15/13		2,815	2,674,250
Gaylord Entertainment Co., 8.00%, 11/15/13		595	542,938
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(c)		522	112,230
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (b)		881	616,700
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(c)		1,425	627,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(c)		1,175	517,000
MGM Mirage, 11.13%, 11/15/17 (b)		780	844,350
Penn National Gaming, Inc., 6.88%, 12/01/11		1,875	1,875,000
San Pasqual Casino, 8.00%, 9/15/13 (b)		925	874,125
Scientific Games Corp., 0.75%, 12/01/24 (e)(i)		270	264,263
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		45	31,950
Travelport LLC:
4.99%, 9/01/14 (g)		145	105,125
9.88%, 9/01/14		190	161,025
Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (a)(c)		315	197
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(c)		805	82,513

			9,328,666

Household Durables — 2.0%
American Greetings Corp., 7.38%, 6/01/16		975	833,625
Beazer Homes USA, Inc.:
8.38%, 4/15/12		855	645,525
8.13%, 6/15/16		120	74,400
4.63%, 6/15/24 (e)		120	99,000
Jarden Corp., 8.00%, 5/01/16		240	246,000
KB Home:
6.38%, 8/15/11		29	28,710
9.10%, 9/15/17		320	326,400
Meritage Homes Corp., 6.25%, 3/15/15		250	215,000
Standard Pacific Corp.:
6.25%, 4/01/14		700	549,500
7.00%, 8/15/15		1,075	843,875
Toll Brothers Finance Corp., 8.91%, 10/15/17		219	243,825

			4,105,860

IT Services — 1.8%
Alliance Data Systems Corp., 1.75%, 8/01/13 (e)		1,340	1,192,600
First Data Corp.:
9.88%, 9/24/15		160	136,800
11.25%, 3/31/16 (b)		2,320	1,774,800
SunGard Data Systems, Inc., 10.63%, 5/15/15 (b)		530	547,225

			3,651,425

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Independent Power Producers & Energy Traders — 3.6%
The AES Corp., 8.75%, 5/15/13 (b)	USD	994	$1,008,910
AES Eastern Energy LP Series 99-B, 9.67%, 1/02/29		575	494,500
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		915	910,425
Energy Future Holdings Corp., 11.25%, 11/01/17 (d)		3,498	2,002,248
NRG Energy, Inc.:
7.25%, 2/01/14		1,525	1,483,063
7.38%, 2/01/16		930	889,313
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (d)		951	527,507

			7,315,966

Industrial Conglomerates — 1.7%
Sequa Corp. (b):
11.75%, 12/01/15		2,380	1,499,400
13.50%, 12/01/15 (d)		3,636	1,899,829

			3,399,229

Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,600	1,460,000
USI Holdings Corp., 4.32%, 11/15/14 (b)(g)		630	486,675

			1,946,675

Leisure Equipment & Products — 0.6%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,070	1,120,825

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		200	204,000

Machinery — 0.8%
AGY Holding Corp., 11.00%, 11/15/14		1,200	948,000
Accuride Corp., 8.50%, 2/01/15 (a)(c)		515	103,000
CPM Holdings, Inc., 10.63%, 9/01/14 (b)		100	101,000
RBS Global, Inc.:
9.50%, 8/01/14 (b)		205	188,600
8.88%, 9/01/16		420	337,050

			1,677,650

Marine — 0.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (e)		1,090	792,975
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		442	386,750

			1,179,725

Media — 10.1%
Affinion Group, Inc.:
10.13%, 10/15/13		1,255	1,247,156
10.13%, 10/15/13 (b)		355	352,781
CCO Holdings LLC, 8.75%, 11/15/13		515	520,150
CMP Susquehanna Corp., 4.75%, 5/15/14 (b)		150	3,000
CSC Holdings, Inc.:
8.50%, 4/15/14 (b)		370	375,550
Series B, 7.63%, 4/01/11		325	329,062
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		965	986,712
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(d)		1,970	1,915,825
Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (a)(c)		685	761,206
Charter Communications Operating, LLC (a)(b)(c):
8.00%, 4/30/12		500	503,750
8.38%, 4/30/14		660	668,250
EchoStar DBS Corp., 7.00%, 10/01/13		90	88,200
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (g)		330	235,950
9.50%, 5/15/15 (b)		390	331,500
Intelsat Corp., 9.25%, 6/15/16		2,040	2,065,500
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		250	250,625

Corporate Bonds		Par (000)	Value

Media (concluded)
Liberty Media Corp., 3.13%, 3/30/23 (e)	USD	1,023	$982,080
Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		673	255,740
Network Communications, Inc., 10.75%, 12/01/13		20	4,050
Nielsen Finance LLC,:
11.63%, 2/01/14		70	69,475
10.00%, 8/01/14		1,740	1,644,300
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(e)		812	324,708
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,496	1,563,320
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		3,895	3,544,450
UPC Holdings BV, 9.88%, 4/15/18 (b)		500	505,625
Virgin Media, Inc., 6.50%, 11/15/16 (b)(e)		1,125	1,019,531

			20,548,496

Metals & Mining — 5.1%
Aleris International, Inc. (a)(c):
9.00%, 12/15/14		950	2,375
10.00%, 12/15/16		800	2,000
Anglo American Capital Plc, 9.38%, 4/08/19 (b)		345	403,650
Drummond Co., Inc., 7.38%, 2/15/16 (b)		215	189,200
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		500	527,500
10.63%, 9/01/16		1,210	1,300,750
Foundation PA Coal Co., 7.25%, 8/01/14		1,850	1,803,750
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17		960	1,000,800
Novelis, Inc.:
7.25%, 2/15/15		1,875	1,518,750
11.50%, 2/15/15 (b)		405	391,838
Ryerson, Inc.:
7.86%, 11/01/14 (g)		380	323,000
12.00%, 11/01/15		245	225,400
Steel Dynamics, Inc., 7.38%, 11/01/12		440	432,300
Teck Resources Ltd.:
10.25%, 5/15/16		285	314,925
10.75%, 5/15/19		1,095	1,246,931
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		600	564,000

			10,247,169

Multiline Retail — 0.5%
Dollar General Corp.:
10.63%, 7/15/15		265	294,150
11.88%, 7/15/17 (d)		185	207,662
Macy’s Retail Holdings, Inc., 5.88%, 1/15/13		455	429,026

			930,838

Oil, Gas & Consumable Fuels — 9.0%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		290	290,000
Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		450	474,750
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		1,000	1,010,000
Berry Petroleum Co., 8.25%, 11/01/16		470	418,300
Bill Barrett Corp., 9.88%, 7/15/16		225	234,000
Chesapeake Energy Corp.:
9.50%, 2/15/15		500	510,000
7.25%, 12/15/18		990	905,850
2.25%, 12/15/38 (e)		775	520,219
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		165	167,475
10.25%, 12/15/15		1,075	757,875
Corral Finans AB, 2.01%, 4/15/10 (b)(d)		1,630	1,185,624
EXCO Resources, Inc., 7.25%, 1/15/11		2,435	2,386,300
Encore Acquisition Co., 6.25%, 4/15/14		1,850	1,646,500
Forest Oil Corp., 7.25%, 6/15/19		2,260	2,124,400
Massey Energy Co., 3.25%, 8/01/15 (e)		1,210	904,475
OPTI Canada, Inc., 8.25%, 12/15/14		1,450	942,500

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Oil, Gas & Consumable Fuels (concluded)
PetroHawk Energy Corp.:
10.50%, 8/01/14 (b)	USD	530	$567,100
7.88%, 6/01/15		450	436,500
Range Resources Corp., 8.00%, 5/15/19		400	408,000
Sabine Pass LNG LP, 7.50%, 11/30/16		350	283,500
SandRidge Energy, Inc.:
8.63%, 4/01/15 (d)		120	112,800
9.88%, 5/15/16 (b)		500	500,000
8.00%, 6/01/18 (b)		935	846,175
Teekay Shipping Corp., 8.88%, 7/15/11		640	636,800

			18,269,143

Paper & Forest Products — 2.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(d)		320	127,039
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		370	396,362
Georgia-Pacific Corp., 8.13%, 5/15/11		145	148,988
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,525	1,540,250
International Paper Co., 9.38%, 5/15/19		490	550,616
NewPage Corp., 10.00%, 5/01/12		2,440	1,323,700
Norske Skog Canada Ltd. Series D, 8.63%, 6/15/11		825	482,625
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		320	313,600
Series B, 4.23%, 8/01/14 (g)		260	145,600
Series B, 9.13%, 8/01/14		1,425	929,813

			5,958,593

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (g)		1,440	1,209,600
Elan Finance Plc, 8.88%, 12/01/13		90	86,850
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		515	522,725

			1,819,175

Real Estate Investment Trusts (REITs) — 0.8%
FelCor Lodging LP, 8.50%, 6/01/11		245	229,687
HCP, Inc., 5.65%, 12/15/13		420	404,645
iStar Financial, Inc.:
5.65%, 9/15/11		1,500	855,000
Series B, 5.13%, 4/01/11		220	118,800

			1,608,132

Real Estate Management & Development — 1.3%
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,525	1,584,438
Realogy Corp.:
10.50%, 4/15/14		520	309,400
12.38%, 4/15/15		1,935	783,675

			2,677,513

Semiconductors & Semiconductor Equipment — 0.5%
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(c)		1,135	1,007,313

Software — 0.0%
BMS Holdings, Inc., 8.35%, 2/15/12 (b)(d)(g)		407	6,532

Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		330	270,600
General Nutrition Centers, Inc.:
6.40%, 3/15/14 (g)		1,640	1,443,200
10.75%, 3/15/15		1,200	1,134,000
Group 1 Automotive, Inc., 2.25%, 6/15/36 (h)		985	698,119
Limited Brands, Inc., 8.50%, 6/15/19 (b)		745	754,708
Michaels Stores, Inc., 11.38%, 11/01/16		690	593,400
United Auto Group, Inc., 7.75%, 12/15/16		1,030	906,400

			5,800,427

Corporate Bonds		Par (000)	Value

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	850	$1,163,732
Quiksilver, Inc., 6.88%, 4/15/15	USD	1,600	1,016,000

			2,179,732

Wireless Telecommunication Services — 5.8%
Cricket Communications, Inc.:
9.38%, 11/01/14		2,405	2,266,712
10.00%, 7/15/15		835	807,862
Crown Castle International Corp., 9.00%, 1/15/15		205	213,200
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,285	1,146,862
9.13%, 1/15/15 (d)		1,911	1,683,744
FiberTower Corp., 9.00%, 11/15/12 (e)		633	327,578
iPCS, Inc., 2.61%, 5/01/13 (g)		760	623,200
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,085	2,045,905
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,670	1,494,650
Series F, 5.95%, 3/15/14		100	84,000
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		265	238,500
Sprint Capital Corp.:
7.63%, 1/30/11		780	780,975
6.88%, 11/15/28		170	123,675

			11,836,863

Total Corporate Bonds — 94.7%			192,013,714

Floating Rate Loan Interests

Auto Components — 2.2%
Allison Transmission, Inc., Term Loan, 3.03%, 8/07/14		1,376	1,174,545
Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,872	1,433,085
Delphi Corp. (a)(c):
Initial Tranche Term Loan C, 10.50%, 12/31/09		2,855	1,570,378
Subsequent Tranche Term Loan C, 10.50%, 12/31/09		292	160,747

			4,338,755

Building Products — 1.3%
CPG International I Inc., Term Loan, 5.27%, 2/28/11		2,970	2,672,864

Capital Markets — 0.1%
Marsico Parent Co., LLC, Term Loan, 4.81%, 12/15/14		462	198,749

Chemicals — 1.4%
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 6.77%, 7/30/15		3,250	1,787,500
Term Loan (First Lien), 3.52% – 3.75%, 7/31/14		743	611,944
Solutia Inc., Loan, 7.25%, 2/28/14		410	406,227

			2,805,671

Diversified Telecommunication Services — 2.4%
Wind Finance SL S.A., Euro Facility (Second Lien), 7.70%, 12/17/14	EUR	3,350	4,817,000

Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/04/15	USD	1,200	1,242,000

Health Care Providers & Services — 2.0%
HCA Inc., Tranche A-1 Term Loan, 2.10%, 11/17/12		3,467	3,236,443
Rotech Healthcare Inc., Term Loan B, 6.26%, 9/26/11		1,681	806,730

			4,043,173

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	13

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Hotels, Restaurants & Leisure — 0.8%
Travelport LLC (fka Travelport Inc.), Loan, 7.99%, 3/27/12	USD	2,861	$1,602,147

IT Services — 0.0%
First Data Corp., Initial Tranche B-1 Term Loan, 3.01% – 3.02%, 9/24/14		100	83,101

Independent Power Producers & Energy Traders – 1.8%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.78% – 3.79%, 10/10/14		207	157,595
Initial Tranche B-2 Term Loan, 3.78%, 10/10/14		1,204	915,037
Initial Tranche B-3 Term Loan, 3.78%, 10/10/14		3,439	2,602,398

			3,675,030

Machinery – 1.1%
Navistar Financial Corp., Tranche A Term loan, 2.31%, 3/27/10		500	485,000
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.36% – 3.51%, 1/19/12		505	469,650
Term Advance, 3.51%, 1/19/12		1,385	1,288,050

			2,242,700

Media — 3.3%
Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		419	366,678
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,485	1,425,600
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 17.50%, 11/14/14		6,221	933,183
Tranche A Term Loan, 5.26%, 6/12/14		2,414	1,867,663
NV Broadcasting, LLC, Second Lien, 8.72%, 11/03/14 (a)(c)		1,000	10,000
Newsday, LLC, Fixed Rate Term Loan, 9.75%, 8/01/13		750	763,125
Virgin Media Investment Holdings Ltd. C Facility, 3.62%, 7/17/13	GBP	525	752,112
World Color Press Inc., and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 6/30/12	USD	500	496,250

			6,614,611

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan, 2.28% – 2.63%, 4/06/13		120	98,786

Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd. Dollar Facility, 2.50% – 12.00%, 3/15/18		2,147	1,503,089

Paper & Forest Products — 0.3%
NewPage Corp., Term Loan, 4.06%, 12/22/14		487	451,459
Verso Paper Finance Holdings LLC, Loan, 6.73% – 7.48%%, 2/01/13		1,159	231,896

			683,355

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.28%, 10/10/13		377	287,415
Synthetic LC, 0.11%, 10/10/13		119	90,763

			378,178

Floating Rate Loan Interests		Par (000)	Value

Specialty Retail — 0.1%
Claire’s Stores Term Loan B, 5.27%, 5/29/14	USD	265	$172,629

Total Floating Rate Loan Interests — 18.4%			37,171,838

Other Interests (i)	Beneficial Interest (000)

Media — 0.1%
Adelphia Escrow	700	70
Adelphia Recovery Trust	878	3,512

Total Other Interests — 0.0%		3,582

Preferred Stocks	Shares

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)	67	17,085

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0% (a)(b)(g)	34,982	—

Total Preferred Stocks — 0.0%		17,085

Warrants (j)

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)	29,930	—

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)	39,975	—

Oil, Gas & Consumable Fuels — 0.0%
Turbo Cayman Ltd. (No Expiration)	1	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $271,263,265) — 115.1%		233,299,691

Short-Term Securities

BlackRock Liquidity Funds, TempCash 0.26% (k)(l)	2,032,607	2,032,607

Total Short-Term Securities (Cost — $2,032,607) — 1.0%		2,032,607

Options Purchased	Contracts

Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86, Broker Goldman Sachs & Co.	17	17,000

Total Options Purchased (Cost — $16,622) — 0.0%		17,000

Total Investments (Cost — $273,312,494*) — 116.1%		235,349,298
Liabilities in Excess of Other Assets — (16.1)%		(32,699,558)

Net Assets — 100.0%		$202,649,740

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$274,419,893

Gross unrealized appreciation	$8,030,039
Gross unrealized depreciation	(47,100,634)

Net unrealized depreciation	$(39,070,595)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(j)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	$2,032,607	$4,915
BlackRock Liquidity Series, LLC Cash Sweep Series	$(7,111,263)	$461

(l)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,026,273	EUR	7,899,500	Citibank NA	9/16/09	$(298,752)
USD	423,465	EUR	300,000	UBS AG	9/16/09	(6,627)
USD	174,975	CAD	190,000	Barclays Bank Plc	10/28/09	1,404
USD	1,739,108	GBP	1,064,000	Citibank NA	10/28/09	7,110

Total						$(296,865)

•	Credit default swaps on single-name issues – buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

iStar Financial Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	1,500	$273,762
Black & Decker Corp.	2.93%	Goldman Sachs Bank USA	March 2014	USD	600	(35,219)
Louisiana Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(95,335)
Macy’s Retail Holdings Corp.	8.05%	Goldman Sachs Bank USA	March 2014	USD	600	(112,690)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	750	(99,209)
Mohawk Industries Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	750	(82,112)
Tyson Foods Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	400	(37,313)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	250	(8,534)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	250	(21,929)
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	250	(30,077)
Standard Pacific Corp.	5.00%	JPMorgan Chase Bank NA	June 2014	USD	475	(1,740)
Brunswick Corp.	5.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	2,750	19,040
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	175	(1,401)
Limited Brands Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	50	571
Limited Brands Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	1,000	10,644
Pulte Homes Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	350	5,558
Standard Pacific Corp.	5.00%	Credit Suisse International	September 2014	USD	530	21,112
Meritage Homes, Inc.	5.00%	Credit Suisse International	June 2015	USD	530	(10,201)
K. Hovnanian Enterprise Inc.	5.00%	JPMorgan Chase Bank NA	June 2016	USD	620	87,927

Total						$(117,146)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	15

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps on single-name issues — sold protection outstanding as of August 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC–	USD	930	$(29,878)
Ford Motor Co.	5.00%	Goldman Sachs Bank USA	June 2010	CCC–	USD	3,750	(136,990)
Beazer Homes USA Inc.	5.00%	Credit Suisse International	June 2011	D	USD	150	2,415
Beazer Homes USA Inc.	5.00%	Credit Suisse International	September 2011	D	USD	250	3,168
Beazer Homes USA Inc.	5.00%	Goldman Sachs Bank USA	September 2011	D	USD	200	(651)
Beazer Homes USA Inc.	5.00%	JPMorgan Chase Bank NA	September 2011	D	USD	100	650
D.R. Horton Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	BB–	USD	175	(12)

Total							$(161,298)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$4,004,507
Short-Term Securities	2,032,607

Total Level 1	6,037,114

Level 2
Long-Term Investments:
Common Stocks	88,609
Corporate Bonds	190,772,757
Floating Rate Loan Interests	17,431,025
Preferred Stocks	17,085

Total Level 2	208,309,476

Level 3
Long-Term Investments:
Common Stocks	356
Corporate Bonds	1,240,957
Floating Rate Loan Interests	19,740,813
Other Interests	3,582

Total Level 3	20,985,708

Total	$235,332,298

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$450,361	$(1,008,670)
Level 3	—	—

Total	$450,361	$(1,008,670)

[1]

Other financial instruments are swaps, foreign currency exchange contracts and options purchased. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investment in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Balance as of February 28, 2009	$356	$1,404,473	$14,962,760	$3,582	$16,371,171
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	—	(1,216,555)	—	(1,216,555)
Change in unrealized appreciation (depreciation)[2]	—	(169,765)	4,806,263	—	4,636,498
Net purchases (sales)	—	3,249	(3,596,611)	—	(3,593,362)
Net transfer in/out of Level 3	—	3,000	4,784,956	—	4,787,956

Balance as of August 31, 2009	$356	$1,240,957	$19,740,813	$3,582	$20,985,708

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments August 31, 2009 (Unaudited)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Components — 0.5%
Federal-Mogul Corp. Class A (a)	76,700	$964,886

Building Products — 0.6%
Masonite Worldwide Holdings (a)	34,575	1,398,559

Capital Markets — 0.4%
E*Trade Financial Corp. (a)	506,000	890,560

Chemicals — 0.0%
Wellman Holdings, Inc. (a)	1,522	381

Communications Equipment — 0.8%
Loral Space & Communications Ltd. (a)	82,907	1,711,200

Diversified Financial Services — 0.6%
Bank of America Corp. (a)	70,000	1,231,305

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	70,784	20,173
SunPower Corp. Class B (a)	778	16,641

		36,814

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	1,099	11

Household Durables — 0.2%
Beazer Homes USA, Inc. (a)	100,000	431,000

Media — 0.3%
Sirius XM Radio, Inc. (a)	865,000	582,578

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.	125,117	180,575
Ainsworth Lumber Co. Ltd. (a)(b)	140,415	202,008
Western Forest Products, Inc. (a)(b)	45,762	10,868
Western Forest Products, Inc. (a)	158,023	37,530

		430,981

Software — 0.1%
TiVo, Inc. (a)	31,000	304,110

Wireless Telecommunication Services — 0.0%
iPCS, Inc. (a)	4,621	72,966

Total Common Stocks — 3.7%		8,055,351

Corporate Bonds		Par (000)

Airlines — 1.6%
American Airlines Pass Through Trust Series 2001-02, 7.86%, 4/01/13	USD	400	382,000
Continental Airlines, Inc.:
Series 1997-4-B, 6.90%, 7/02/18 (c)		698	544,847
Series 2001-1-C, 7.03%, 12/15/12		314	248,469
Series 2003-RJ, 7.88%, 1/02/20		663	434,178
United Air Lines, Inc., 12.75%, 7/15/12		1,850	1,776,000

			3,385,494

Auto Components — 1.5%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		736	662,400
The Goodyear Tire & Rubber Co.:
7.86%, 8/15/11		1,450	1,442,750
8.63%, 12/01/11		652	658,520
Lear Corp. (a)(d):
8.50%, 12/01/13		380	205,200
8.75%, 12/01/16		585	315,900

			3,284,770

Corporate Bonds		Par (000)	Value

Automobiles — 0.4%
Ford Capital BV, 9.50%, 6/01/10	USD	785	$777,150

Building Products — 0.2%
Ply Gem Industries, Inc., 11.75%, 6/15/13		610	509,350

Capital Markets — 0.5%
E*Trade Financial Corp.:
12.50%, 11/30/17 (e)		76	76,820
12.50%, 11/30/17 (b)(e)		2	2,155
3.38%, 8/31/19 (b)(f)(g)		244	416,935
Series A, 3.64%, 8/31/19 (b)(f)(g)		7	11,961
Marsico Parent Co., LLC, 10.63%, 1/15/16 (a)(b)		1,073	450,660
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(e)		447	107,337
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(e)		307	79,822

			1,145,690

Chemicals — 1.9%
American Pacific Corp., 9.00%, 2/01/15		880	794,200
Innophos, Inc., 8.89%, 8/15/14		825	800,250
MacDermid, Inc., 9.50%, 4/15/17 (b)		1,260	1,058,400
Olin Corp., 8.88%, 8/15/19		295	297,950
Terra Capital, Inc., Series B, 7.00%, 2/01/17		215	202,637
Wellman Holdings, Inc. (f):
Second Lien Subordinate Note, 10.00%, 1/29/19 (b)		844	844,000
Third Lien Subordinate Note, 5.00%, 1/29/19		263	131,467

			4,128,904

Commercial Banks — 0.1%
Glitnir Banki HF (a)(d):
4.15%, 4/20/10 (b)		211	41,673
4.97%, 1/18/12 (b)		100	19,750
6.38%, 9/25/12 (b)		500	98,750
Series EMTN, 5.07%, 1/27/10	EUR	50	14,694
Series EMTN, 3.00%, 6/30/10		45	13,225
Series GMTN, 4.38%, 2/05/10		50	14,694

			202,786

Commercial Services & Supplies — 4.0%
Altegrity, Inc., 10.50%, 11/01/15 (b)	USD	700	579,250
ISS Financing, 11.00%, 6/15/14	EUR	277	408,030
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)	USD	585	611,325
Scientific Games International, Inc., 9.25%, 6/15/19 (b)		855	876,375
Waste Services, Inc., 9.50%, 4/15/14		3,000	2,970,000
West Corp.:
9.50%, 10/15/14		750	691,875
11.00%, 10/15/16		2,650	2,444,625

			8,581,480

Construction & Engineering — 0.7%
Dycom Industries, Inc., 8.13%, 10/15/15		1,750	1,522,500

Construction Materials — 1.3%
Nortek, Inc., 10.00%, 12/01/13		2,145	1,994,850
Texas Industries, Inc., 7.25%, 7/15/13		785	733,975

			2,728,825

Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
3.26%, 1/13/12 (h)		215	178,987
7.80%, 6/01/12		200	185,009
8.00%, 12/15/16		180	157,706

			521,702

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	17

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Containers & Packaging — 4.1%
Berry Plastics Holding Corp., 4.50%, 9/15/14 (h)	USD	1,765	$1,270,800
Crown European Holdings SA, 6.25%, 9/01/11	EUR	75	107,521
Graphic Packaging International, Inc.:
8.50%, 8/15/11	USD	540	538,650
9.50%, 8/15/13		65	65,163
9.50%, 6/15/17 (b)		1,120	1,148,000
Impress Holdings BV, 3.63%, 9/15/13 (b)(h)		420	383,775
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		1,000	1,010,000
6.75%, 12/01/14	EUR	155	215,543
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,355	433,600
Pregis Corp., 12.38%, 10/15/13		1,200	1,080,000
Rock-Tenn Co., 8.20%, 8/15/11		2,000	2,060,000
Solo Cup Co., 10.50%, 11/01/13 (b)		475	498,750

			8,811,802

Diversified Consumer Services — 1.3%
Service Corp. International, 7.00%, 6/15/17		3,000	2,805,000

Diversified Financial Services — 7.6%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		520	543,400
Bank of America Corp., 5.65%, 5/01/18		800	773,554
CIT Group, Inc.
0.76%, 3/12/10		135	84,375
5.20%, 11/03/10		200	120,290
4.75%, 12/15/10		185	112,032
5.00%, 2/01/15		1,065	599,335
FCE Bank Plc:
7.88%, 2/15/11	GBP	700	1,065,492
7.13%, 1/16/12	EUR	2,850	3,697,637
7.13%, 1/15/13		1,050	1,317,129
Series JD, 2.12%, 9/30/09 (h)		270	383,688
GMAC LLC (b):
7.25%, 3/02/11	USD	1,279	1,200,661
6.88%, 9/15/11		500	461,250
6.88%, 8/28/12		750	652,500
2.56%, 12/01/14 (h)		884	680,680
6.75%, 12/01/14		1,810	1,484,200
8.00%, 11/01/31		2,020	1,560,450
General Motors Acceptance Corp. of Canada Ltd., 6.00%, 5/25/10	CAD	300	266,094
Leucadia National Corp., 8.13%, 9/15/15	USD	1,325	1,298,500

			16,301,267

Diversified Telecommunication Services — 5.3%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,035	890,100
Cincinnati Bell, Inc., 7.25%, 7/15/13		470	455,900
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,445	1,466,675
Qwest Communications International, Inc.:
7.50%, 2/15/14 (c)		2,020	1,949,300
3.50%, 11/15/25 (f)		640	633,600
Series B, 7.50%, 2/15/14		1,730	1,669,450
Qwest Corp.:
3.88%, 6/15/13 (h)		1,550	1,433,750
7.63%, 6/15/15		525	521,063
8.38%, 5/01/16 (b)		400	404,000
Windstream Corp., 8.13%, 8/01/13		1,900	1,900,000

			11,323,838

Corporate Bonds		Par (000)	Value

Electric Utilities — 1.1%
NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	1,030	$860,050
Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		1,859	1,615,275

			2,475,325

Electrical Equipment — 0.0%
UCAR Finance, Inc., 10.25%, 2/15/12		55	53,419

Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 7.75%, 7/15/16		295	290,206
Sanmina-SCI Corp., 8.13%, 3/01/16		300	258,750

			548,956

Energy Equipment & Services — 0.7%
Compagnie Générale de Géophysique-Veritas:
7.50%, 5/15/15		215	204,250
7.75%, 5/15/17		320	302,400
North American Energy Partners, Inc., 8.75%, 12/01/11		375	345,000
Transocean, Inc., Series A, 1.63%, 12/15/37 (f)		765	743,963

			1,595,613

Food & Staples Retailing — 0.5%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)		800	520,000
Duane Reade, Inc., 11.75%, 8/01/15 (b)		165	166,650
Rite Aid Corp., 9.75%, 6/12/16		410	433,575

			1,120,225

Food Products — 0.5%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		780	795,600
Tyson Foods, Inc., 10.50%, 3/01/14		265	295,475

			1,091,075

Health Care Equipment & Supplies — 2.3%
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (e)		930	767,250
DJO Finance LLC, 10.88%, 11/15/14		2,820	2,707,200
Hologic, Inc., 2.00%, 12/15/37 (f)(i)		1,960	1,582,700

			5,057,150

Health Care Providers & Services — 1.2%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		210	210,787
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		1,564	1,603,100
10.00%, 5/01/18		644	693,910

			2,507,797

Hotels, Restaurants & Leisure — 4.7%
American Real Estate Partners LP, 7.13%, 2/15/13		3,045	2,892,750
Gaylord Entertainment Co., 8.00%, 11/15/13		635	579,438
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(d)		559	120,185
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (b)		945	661,500
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(d)		1,550	682,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(d)		1,290	567,600
MGM Mirage, 11.13%, 11/15/17 (b)		820	887,650
Penn National Gaming, Inc., 6.88%, 12/01/11		2,025	2,025,000
San Pasqual Casino, 8.00%, 9/15/13 (b)		975	921,375
Scientific Games Corp., 0.75%, 12/01/24 (f)(i)		280	274,050
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		60	42,600

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Travelport LLC:
4.99%, 9/01/14 (h)	USD	160	$116,000
9.88%, 9/01/14		210	177,975
Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (a)(d)		305	191
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(d)		940	96,350

			10,044,664

Household Durables — 1.9%
American Greetings Corp., 7.38%, 6/01/16		1,020	872,100
Beazer Homes USA, Inc.:
8.38%, 4/15/12		905	683,275
8.13%, 6/15/16		130	80,600
4.63%, 6/15/24 (f)		130	107,250
Jarden Corp., 8.00%, 5/01/16		275	281,875
KB Home:
6.38%, 8/15/11		29	28,710
9.10%, 9/15/17		335	341,700
Meritage Homes Corp., 6.25%, 3/15/15		250	215,000
Standard Pacific Corp.:
6.25%, 4/01/14		525	412,125
7.00%, 8/15/15		935	733,975
Toll Brothers Finance Corp., 8.91%, 10/15/17		231	257,185

			4,013,795

IT Services — 1.8%
Alliance Data Systems Corp., 1.75%, 8/01/13 (f)		1,380	1,228,200
First Data Corp.:
9.88%, 9/24/15		170	145,350
11.25%, 3/31/16 (b)		2,435	1,862,775
SunGard Data Systems Inc., 10.63%, 5/15/15 (b)		580	598,850

			3,835,175

Independent Power Producers & Energy Traders — 3.6%
The AES Corp., 8.75%, 5/15/13 (b)		1,070	1,086,050
AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		610	524,600
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		965	960,175
Energy Future Holdings Corp., 11.25%, 11/01/17 (e)		3,763	2,153,934
NRG Energy, Inc.:
7.25%, 2/01/14		1,625	1,580,313
7.38%, 2/01/16		1,000	956,250
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)		1,014	562,674

			7,823,996

Industrial Conglomerates — 1.8%
Icahn Enterprises LP, 4.00%, 8/15/13 (f)(h)		255	196,350
Sequa Corp. (b):
11.75%, 12/01/15		2,540	1,600,200
13.50%, 12/01/15 (e)		3,825	1,998,521

			3,795,071

Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,551,250
USI Holdings Corp., 4.32%, 11/15/14 (b)(h)		680	525,300

			2,076,550

Leisure Equipment & Products — 0.6%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,140	1,194,150

Life Sciences Tools & Services — 0.1%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		175	178,500

Corporate Bonds		Par (000)	Value

Machinery — 0.8%
AGY Holding Corp., 11.00%, 11/15/14	USD	1,280	$1,011,200
Accuride Corp., 8.50%, 2/01/15 (a)(c)		555	111,000
CPM Holdings, Inc., 10.63%, 9/01/14 (b)		100	101,000
RBS Global, Inc.:
9.50%, 8/01/14 (b)		218	200,560
8.88%, 9/01/16		450	361,125

			1,784,885

Marine — 0.6%
Horizon Lines, Inc., 4.25%, 8/15/12 (f)		1,155	840,263
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		477	417,375

			1,257,638

Media — 10.4%
Affinion Group, Inc.:
10.13%, 10/15/13		1,340	1,331,625
10.13%, 10/15/13 (b)		375	372,656
CCO Holdings LLC, 8.75%, 11/15/13		555	560,550
CMP Susquehanna Corp., 4.75%, 5/15/14 (b)		160	3,200
CSC Holdings, Inc.:
8.50%, 4/15/14 (b)		390	395,850
Series B, 7.63%, 4/01/11		225	227,812
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		1,015	1,037,837
Catalina Marketing Corp., 10.50%, 10/01/15 (b)(e)		2,130	2,071,425
Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (a)(d)		740	822,325
Charter Communications, Inc., 6.50%, 10/01/27 (a)(d)(f)		480	206,400
Charter Communications Operating, LLC (b):
11.25%, 4/30/12 (g)		500	503,750
8.38%, 4/30/14 (a)(d)		670	678,375
Clear Channel Communications, Inc.:
5.75%, 1/15/13		75	29,250
11.00%, 8/01/16 (e)		1,300	325,000
EchoStar DBS Corp., 7.00%, 10/01/13		90	88,200
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)		350	250,250
9.50%, 5/15/15 (b)		420	357,000
Intelsat Corp., 9.25%, 6/15/16		2,090	2,116,125
Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		260	260,650
Liberty Media Corp., 3.13%, 3/30/23 (f)		1,113	1,068,480
Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		748	284,240
Network Communications, Inc., 10.75%, 12/01/13		30	6,075
Nielsen Finance LLC:
11.63%, 2/01/14		180	178,650
10.00%, 8/01/14		1,890	1,786,050
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(f)		850	339,962
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,582	1,653,190
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		4,130	3,758,300
UPC Holdings BV, 9.88%, 4/15/18 (b)		500	505,625
Virgin Media, Inc., 6.50%, 11/15/16 (b)(f)		1,210	1,096,563

			22,315,415

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	19

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Metals & Mining — 5.0%
Aleris International, Inc. (a)(d):
9.00%, 12/15/14	USD	1,035	$2,588
10.00%, 12/15/16		800	2,000
Anglo American Capital Plc, 9.38%, 4/08/19 (b)		360	421,200
Drummond Co., Inc., 7.38%, 2/15/16 (b)		225	198,000
FMG Finance Property Ltd. (b):
10.00%, 9/01/13		535	564,425
10.63%, 9/01/16		1,295	1,392,125
Foundation PA Coal Co., 7.25%, 8/01/14		1,975	1,925,625
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17		990	1,032,075
Novelis, Inc.:
7.25%, 2/15/15		1,975	1,599,750
11.50%, 2/15/15 (b)		430	416,025
Ryerson, Inc.:
7.86%, 11/01/14 (h)		400	340,000
12.00%, 11/01/15		265	243,800
Steel Dynamics, Inc., 7.38%, 11/01/12		460	451,950
Teck Resources Ltd.:
10.25%, 5/15/16		300	331,500
10.75%, 5/15/19		1,150	1,309,563
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		640	601,600

			10,832,226

Multiline Retail — 0.5%
Dollar General Corp.:
10.63%, 7/15/15		280	310,800
11.88%, 7/15/17 (e)		190	213,275
Macy’s Retail Holdings, Inc., 5.88%, 1/15/13		475	447,885

			971,960

Oil, Gas & Consumable Fuels — 8.9%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		310	310,000
Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		500	527,500
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		1,075	1,085,750
Berry Petroleum Co., 8.25%, 11/01/16		510	453,900
Bill Barrett Corp., 9.88%, 7/15/16		240	249,600
Chesapeake Energy Corp.:
9.50%, 2/15/15		520	530,400
7.25%, 12/15/18		1,030	942,450
2.25%, 12/15/38 (f)		800	537,000
Connacher Oil and Gas Ltd. (b):
11.75%, 7/15/14		175	177,625
10.25%, 12/15/15		1,145	807,225
Corral Finans AB, 2.01%, 4/15/10 (b)(e)		1,693	1,231,636
EXCO Resources, Inc., 7.25%, 1/15/11		2,625	2,572,500
Encore Acquisition Co., 6.25%, 4/15/14		2,000	1,780,000
Forest Oil Corp., 7.25%, 6/15/19		2,405	2,260,700
Massey Energy Co., 3.25%, 8/01/15 (f)		1,250	934,375
OPTI Canada, Inc., 8.25%, 12/15/14		1,565	1,017,250
PetroHawk Energy Corp.:
10.50%, 8/01/14 (b)		555	593,850
7.88%, 6/01/15		460	446,200
Range Resources Corp., 8.00%, 5/15/19		400	408,000
Sabine Pass LNG LP, 7.50%, 11/30/16		390	315,900
SandRidge Energy, Inc.:
8.63%, 4/01/15 (e)		120	112,800
9.88%, 5/15/16 (b)		500	500,000
8.00%, 6/01/18 (b)		990	895,950
Teekay Shipping Corp., 8.88%, 7/15/11		575	572,125

			19,262,736

Corporate Bonds	Par (000)		Value

Paper & Forest Products — 3.1%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)	USD	1,079	$427,925
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		390	417,787
Georgia-Pacific Corp., 8.13%, 5/15/11		150	154,125
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,600	1,616,000
International Paper Co., 9.38%, 5/15/19		520	584,327
NewPage Corp., 10.00%, 5/01/12		2,590	1,405,075
Norske Skog Canada Ltd. Series D, 8.63%, 6/15/11		885	517,725
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		335	328,300
Series B, 4.23%, 8/01/14 (h)		280	156,800
Series B, 9.13%, 8/01/14		1,525	995,063

			6,603,127

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (h)		1,530	1,285,200
Elan Finance Plc, 8.88%, 12/01/13		105	101,325
Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		545	553,175

			1,939,700

Real Estate Investment Trusts (REITs) — 0.5%
FelCor Lodging LP, 8.50%, 6/01/11		295	276,562
HCP, Inc., 5.65%, 12/15/13		440	423,914
iStar Financial, Inc., Series B, 5.13%, 4/01/11		230	124,200
Rouse Co. LP, 5.38%, 11/26/13 (a)(d)		395	298,225

			1,122,901

Real Estate Management & Development — 1.3%
Forest City Enterprises, Inc., 7.63%, 6/01/15		2,625	1,647,187
Realogy Corp.:
10.50%, 4/15/14		540	321,300
12.38%, 4/15/15		2,078	841,590

			2,810,077

Semiconductors & Semiconductor Equipment — 0.6%
Spansion, Inc. (a)(b)(d):
3.79%, 6/01/13		1,215	1,078,313
2.25%, 6/15/16 (f)		630	113,400

			1,191,713

Software — 0.0%
BMS Holdings, Inc., 8.35%, 2/15/12 (b)(e)(h)		436	6,998

Specialty Retail — 2.9%
Asbury Automotive Group, Inc., 7.63%, 3/15/17		350	287,000
General Nutrition Centers, Inc.:
6.40%, 3/15/14 (h)		1,760	1,548,800
10.75%, 3/15/15		1,285	1,214,325
Group 1 Automotive, Inc., 2.25%, 6/15/36 (i)		1,055	747,731
Limited Brands, Inc., 8.50%, 6/15/19 (b)		785	795,229
Michaels Stores, Inc., 11.38%, 11/01/16		750	645,000
United Auto Group, Inc., 7.75%, 12/15/16		1,110	976,800

			6,214,885

Textiles, Apparel & Luxury Goods — 1.1%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	900	1,232,187
Quiksilver, Inc., 6.88%, 4/15/15	USD	1,750	1,111,250

			2,343,437

Thrifts & Mortgage Finance — 0.9%
Residential Capital Corp., 8.38%, 6/30/10		3,025	1,951,125

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Wireless Telecommunication Services — 6.2%
Cricket Communications, Inc.:
9.38%, 11/01/14	USD	2,535	$2,389,238
10.00%, 7/15/15		890	861,075
Crown Castle International Corp., 9.00%, 1/15/15		215	223,600
Digicel Group Ltd. (b):
8.88%, 1/15/15		1,370	1,222,725
9.13%, 1/15/15 (e)		1,983	1,747,519
FiberTower Corp., 9.00%, 11/15/12 (f)		633	327,578
iPCS, Inc., 2.61%, 5/01/13 (h)		815	668,300
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,115	2,075,344
NII Holdings, Inc., 2.75%, 8/15/25 (f)		930	905,588
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		1,730	1,548,350
Series F, 5.95%, 3/15/14		110	92,400
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		275	247,500
Sprint Capital Corp.:
7.63%, 1/30/11		840	841,050
6.88%, 11/15/28		180	130,950

			13,281,217

Total Corporate Bonds — 96.5%			207,332,059

Floating Rate Loan Interests

Auto Components — 3.0%
Allison Transmission, Inc., Term Loan, 3.03%, 8/07/14		1,376	1,174,545
Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,946	1,489,854
Delphi Corp. (a)(d):
Initial Tranche Term Loan C, 10.50%, 12/31/09		6,392	3,515,359
Subsequent Tranche Term Loan C, 10.50%, 12/31/09		658	362,141

			6,541,899

Building Products — 1.4%
CPG International I Inc., Term Loan, 5.27%, 2/28/11		3,267	2,940,151

Capital Markets — 0.1%
Marsico Parent Com., LLC, Term Loan, 4.81%, 12/15/14		462	198,749

Chemicals — 1.4%
PQ Corp. (fka Niagara Acquisition, Inc.):
Loan (Second Lien), 6.77%, 7/30/15		3,500	1,925,000
Original Term Loan (First Lien), 3.52% – 3.75%, 7/31/14		743	611,944
Solutia Inc., Loan, 7.25%, 2/28/14		485	480,087

			3,017,031

Diversified Financial Services — 0.0%
Protostar Ltd, Revolver, 18.00%, 10/15/12		100	98,000

Diversified Telecommunication Services — 2.3%
Wind Finance SL S.A. Euro Facility (Second Lien), 7.70%, 12/17/14	EUR	3,460	4,975,170

Food & Staples Retailing — 0.6%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/04/15	USD	1,250	1,293,750

Health Care Providers & Services — 2.0%
HCA Inc., Tranche A-1 Term Loan, 2.10%, 11/17/12		3,620	3,379,620
Rotech Healthcare, Inc., Term Loan B, 6.26%, 9/26/11		1,806	866,938

			4,246,558

Floating Rate Loan Interests	Par (000)		Value

Hotels, Restaurants & Leisure — 0.8%
Travelport LLC (fka Travelport Inc.), Loan, 7.99%, 3/27/12 (e)	USD	3,056	$1,711,338

IT Services — 0.1%
First Data Corp., Initial Tranche B-1 Term Loan, 3.01% – 3.02%, 9/24/14		349	290,854

Independent Power Producers & Energy Traders — 1.7%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.78% – 3.79%, 10/10/14		217	165,100
Initial Tranche B-2 Term Loan, 3.78%, 10/10/14		1,313	997,794
Initial Tranche B-3 Term Loan, 3.78%, 10/10/14		3,439	2,602,398

			3,765,292

Machinery — 1.1%
Navistar Financial Corp., Tranche A Term Loan, 2.31%, 3/27/10		500	485,000
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.36% – 3.51%, 1/19/12		535	497,550
Term Advance, 3.51%, 1/19/12		1,470	1,367,100

			2,349,650

Media — 3.2%
Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		419	366,678
Cengage Learning Acquisitions, Inc., (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,732	1,663,200
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 17.50%, 11/14/14 (e)		6,787	1,018,018
Tranche A Term Loan, 5.26%, 6/12/14		2,651	2,051,497
NV Broadcasting, LLC:
Second Lien, 8.72%, 11/03/14 (a)(d)		1,500	15,000
Term Loan Debtor in Possession, 13.00%, 7/14/12		80	79,200
Newsday LLC, Fixed Rate Term Loan, 9.75%, 8/01/13		700	712,250
ProtoStar Ltd., Debtor in Possession Term Loan, 18.00%, 10/15/09		21	20,600
Virgin Media Investment Holdings Ltd., C Facility, 3.62%, 7/17/13		305	436,941
World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 6/30/12		500	496,250

			6,859,634

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan, 2.28% – 2.63%, 4/06/13		130	107,018

Oil, Gas & Consumable Fuels — 0.7%
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,250	1,574,664

Paper & Forest Products — 0.3%
NewPage Corp., Term Loan, 4.06%, 12/22/14		487	451,459
Verso Paper Finance Holdings LLC, Loan, 6.73% – 7.48%, 2/01/13		1,253	250,621

			702,080

Real Estate Management & Development — 0.2%
Realogy Corp.:
Initial Term B Loan, 3.28%, 10/10/13		402	306,324
Synthetic Letter of Credit, 0.11%, 10/10/13		129	98,326

			404,650

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	21

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Specialty Retail — 0.1%
Claire’s Stores, Term Loan B, 5.27%, 5/29/14	USD	280	$182,400

Total Floating Rate Loan Interests (Cost — $54,429,610) — 19.1%			41,258,888

Other Interests (j)	Beneficial Interest (000)

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		575	58

Media — 0.0%
Adelphia Escrow		750	75
Adelphia Recovery Trust		941	3,762

			3,837

Total Other Interests — 0.0%			3,895

Preferred Securities

Preferred Stocks	Shares

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)		72	18,360

Diversified Financial Services — 0.1%
Preferred Blocker, Inc., 7.00% (b)		590	274,479

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0% (a)(b)(h)		37,314	—

Total Preferred Securities — 0.1%			292,839

Warrants (k)

Containers & Packaging — 0.0%
MDP Acquisitions Plc (expires 10/01/13)		700	28,916

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)		32,042	—

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)		485	5

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (expires 3/26/19) (b)		42,640	—

Other — 0.0%
Turbo Cayman Ltd. (No Expiration)		1	—

Total Warrants — 0.0%			28,921

Total Long-Term Investments (Cost — $298,533,340) — 119.4%			256,971,953

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.22% (l)(m)	2,029,452	$2,029,452

Total Short-Term Securities (Cost — $2,029,452) — 0.9%		2,029,452

Options Purchased	Contracts

Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86, Broker The Goldman Sachs Group, Inc.	19	19,000

Total Options Purchased (Cost — $18,578) — 0.0%		19,000

Total Investments (Cost — $300,581,370*) — 120.3%		259,020,405
Liabilities in Excess of Other Assets — (20.3)%		(43,675,127)

Net Assets — 100.0%		$215,345,278

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$302,252,091

	Gross unrealized appreciation	$9,573,366
	Gross unrealized depreciation	(52,805,052)

	Net unrealized depreciation	$(43,231,686)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All, or a portion of the security has been pledged as collateral in connection with swaps.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Convertible security.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$2,029,452	$4,405
BlackRock Liquidity Series, LLC Cash Sweep Series	$(8,370,522)	$2,500

(m)	Represents the current yield as of report date.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	11,869,438	EUR	8,503,500	Citibank NA	9/16/09	$(321,504)
USD	465,812	EUR	330,000	UBS AG	9/16/09	(7,289)
USD	537,357	CAD	583,500	Barclays Bank Plc	10/28/09	4,310
USD	1,095,115	GBP	670,000	Citibank NA	10/28/09	4,477

Total						$(320,006)

•	Credit default swaps on single-name issues — buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Black & Decker Corp.	2.93%	Goldman Sachs International	March 2014	USD 600	$(35,219)
Macy’s, Inc.	8.05%	Goldman Sachs International	March 2014	USD 600	(112,690)
Masco Corp.	5.85%	Goldman Sachs International	March 2014	USD 750	(99,209)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD 500	(95,335)
Mohawk Industries, Inc.	4.70%	Goldman Sachs International	March 2014	USD 750	(82,112)
Tyson Foods, Inc.	4.25%	Goldman Sachs International	March 2014	USD 400	(37,313)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD 250	(8,534)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD 250	(21,929)
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD 250	(30,077)
Standard Pacific Corp.	5.00%	JPMorgan Chase Bank NA	June 2014	USD 525	(1,923)
Brunswick Corp.	5.00%	Goldman Sachs International	September 2014	USD 500	2,820
Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD 188	(1,501)
Limited Brands, Inc.	1.00%	Goldman Sachs International	September 2014	USD 850	9,048
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD 100	1,143
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD 375	5,955
Standard Pacific Corp.	5.00%	Credit Suisse International	September 2014	USD 565	22,516
Meritage Homes Corp.	5.00%	Credit Suisse International	June 2015	USD 250	(10,202)

Total					$(494,562)

•	Credit default swaps on single-name issues — sold protection outstanding as of August 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Ford Motor Co.	3.80%	UBS AG	March 2010	CCC	USD	1,000	$(32,127)
Ford Motor Co.	5.00%	Goldman Sachs International	June 2010	CCC	USD	4,000	(146,123)
Beazer Homes USA, Inc.	5.00%	Credit Suisse International	June 2011	D	USD	175	2,818
Beazer Homes USA, Inc.	5.00%	JPMorgan Chase Bank NA	September 2011	D	USD	100	650
Beazer Homes USA, Inc.	5.00%	Goldman Sachs International	September 2011	D	USD	200	(652)
Beazer Homes USA, Inc.	5.00%	Credit Suisse International	September 2011	D	USD	275	3,485
D.R. Horton, Inc. 1.00%		JPMorgan Chase Bank NA	September 2014	BB–	USD	188	(12)

Total							$(171,961)

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	23

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund III, Inc. (CYE)

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs		Investments in Securities

		Assets

Level 1
Long-Term Investments:
Common Stocks		$7,852,951
Short-Term Securities		2,029,452

Total Level 1		9,882,403

Level 2
Long-Term Investments:
Common Stocks		202,008
Corporate Bonds		205,688,430
Floating Rate Loan Interests		17,904,257
Preferred Stocks		292,839
Warrants		28,916

Total Level 2		224,116,450

Level 3
Long-Term Investments:
Common Stocks		392
Corporate Bonds		1,643,629
Floating Rate Loan Interests		23,354,631
Other Interests		3,895
Warrants		5

Total Level 3		25,002,552

Total		$259,001,405

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$76,222	$(1,043,751)
Level 3	—	—

Total	$76,222	$(1,043,751)

[1]

Other financial instruments are swaps, foreign currency exchange contracts and options purchased. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investment in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Balance as of February 28, 2009	$381	$1,607,922	$16,334,395	$3,837	—	$17,946,535
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	—	(1,297,443)	—	—	(1,297,443)
Change in unrealized appreciation (depreciation)[2]	—	(295,960)	7,169,159	—	—	6,873,199
Net purchases (sales)	—	3,467	(2,090,258)	—	—	(2,086,791)
Net transfer in/out of Level 3	11	328,200	3,238,778	58	$5	3,567,052

Balance as of August 31, 2009	$392	$1,643,629	$23,354,631	$3,895	$5	$25,002,552

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments August 31, 2009 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Airlines — 0.0%
Delta Air Lines, Inc. (a)	14,829	$107,065

Building Products — 0.8%
Masonite Worldwide Holdings (a)	71,958	2,910,701
Neenah Enterprises Inc. (a)	144,858	28,972

		2,939,673

Chemicals — 0.1%
GEO Specialty Chemicals, Inc. (a)	339,340	130,273
GenTek, Inc. (a)	403	11,054
Wellman Holdings, Inc. (a)	5,373	1,343

		142,670

Communications Equipment — 0.9%
Loral Space & Communications Ltd. (a)	150,354	3,103,307

Containers & Packaging — 0.5%
Smurfit Kappa Plc	36,342	286,389
Viskase Cos., Inc. (a)	1,428,423	1,428,423

		1,714,812

Diversified Financial Services — 0.0%
Preferred Term Securities VI, Ltd. (a)(b)	35,000	350

Electrical Equipment — 0.1%
Medis Technologies Ltd. (a)	286,757	81,726
SunPower Corp. Class B (a)	4,892	104,640

		186,366

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (a)	2,753	28
HRP Corp. Class B (a)(b)(c)	5,000	50
Lodgian, Inc. (a)	27,787	38,624

		38,702

Metals & Mining — 0.0%
Euramax International	2,337	25,126

Paper & Forest Products — 1.0%
Ainsworth Lumber Co. Ltd.	1,190,019	1,717,497
Ainsworth Lumber Co. Ltd. (a)(b)	1,335,501	1,921,321
Western Forest Products, Inc. (a)(b)	211,149	50,147

		3,688,965

Specialty Retail — 0.4%
Movie Gallery, Inc. (a)	503,737	1,435,650

Total Common Stocks — 3.8%		13,382,686

Corporate Bonds		Par (000)

Airlines — 0.2%
United Air Lines, Inc., 12.75%, 7/15/12	USD	800	768,000

Auto Components — 0.4%
Allison Transmission, Inc., 11.00%, 11/01/15 (b)		216	194,400
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		1,000	1,010,000
Lear Corp., 8.75%, 12/01/16 (a)(d)		700	378,000
Venture Holdings Co. LLC (a)(d):
12.00%, 6/01/09		4,450	—
Series B, 9.50%, 7/01/05 (e)		1,800	180

			1,582,580

Corporate Bonds		Par (000)	Value

Building Products — 2.3%
CPG International I, Inc.:
7.87%, 7/01/12 (f)	USD	7,500	$5,362,500
10.50%, 7/01/13		1,300	929,500
Momentive Performance Materials, Inc. Series WI, 9.75%, 12/01/14		1,600	1,040,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		1,050	876,750

			8,208,750

Capital Markets — 1.3%
E*Trade Financial Corp. (b):
12.50%, 11/30/17 (c)		731	740,138
3.14%, 8/31/19 (g)(h)		2,333	3,986,514

			4,726,652

Chemicals — 2.9%
American Pacific Corp., 9.00%, 2/01/15		1,490	1,344,725
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (c)(h)		4,144	2,693,802
10.00%, 3/31/15 (f)		4,106	2,668,640
Wellman Holdings, Inc. (h):
Second Lien Subordinate Note, 10.00%, 1/29/19 (b)		2,978	2,978,000
Third Lien Subordinate Note, 5.00%, 1/29/19		930	465,269

			10,150,436

Commercial Banks — 0.1%
Glitnir Banki HF (a)(c):
4.15%, 4/20/10 (b)		294	58,065
4.97%, 1/18/12 (b)		150	29,625
6.38%, 9/25/12 (b)		820	161,950
Series EMTN, 5.07%, 1/27/10	EUR	50	14,694
Series EMTN, 3.00%, 6/30/10		75	22,042
Series GMTN, 4.38%, 2/05/10		85	24,981

			311,357

Commercial Services & Supplies — 1.5%
Clean Harbors, Inc., 7.63%, 8/15/16 (b)	USD	1,200	1,203,000
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		970	1,013,650
West Corp., 11.00%, 10/15/16		3,270	3,016,575

			5,233,225

Construction Materials — 0.8%
Nortek, Inc., 10.00%, 12/01/13		2,970	2,762,100

Consumer Finance — 0.6%
Ford Motor Credit Co. LLC, 3.26%, 1/13/12 (f)		2,680	2,231,100

Containers & Packaging — 3.0%
Berry Plastics Holding Corp., 4.50%, 9/15/14 (f)		375	270,000
Crown Americas LLC, 7.63%, 5/15/17 (b)		710	704,675
Graphic Packaging International, Inc., 9.50%, 6/15/17 (b)		1,440	1,476,000
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		6,215	1,988,800
Smurfit Kappa Funding Plc, 7.75%, 4/01/15		3,325	2,693,250
Solo Cup Co., 10.50%, 11/01/13 (b)		440	462,000
Wise Metals Group LLC, 10.25%, 5/15/12		6,325	3,099,250

			10,693,975

Diversified Consumer Services — 0.6%
NBC Acquisition Corp., 11.00%, 3/15/13		3,875	2,131,250

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	25

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Diversified Financial Services — 5.8%
Archimedes Funding III Ltd., 5.50%, 11/29/11 (b)	USD	5,744	$2,642,097
FCE Bank Plc, 7.13%, 1/16/12	EUR	8,000	10,379,333
GMAC LLC (b):
7.25%, 3/02/11	USD	800	751,000
6.88%, 9/15/11		900	830,250
6.88%, 8/28/12		1,000	870,000
6.75%, 12/01/14		4,290	3,517,800
8.00%, 11/01/31		2,160	1,668,600

			20,659,080

Diversified Telecommunication Services — 2.2%
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		2,600	2,639,000
PAETEC Holding Corp., 8.88%, 6/30/17 (b)		1,100	1,047,750
Qwest Corp., 8.38%, 5/01/16 (b)(i)		4,000	4,040,000

			7,726,750

Electric Utilities — 0.4%
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,505	1,256,675

Electronic Equipment, Instruments & Components — 0.0%
Muzak Holdings, LLC, 13.00%, 3/15/10 (a)(d)		2,675	268

Food & Staples Retailing — 0.1%
Duane Reade, Inc., 11.75%, 8/01/15 (b)		280	282,800

Food Products — 0.4%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,250	1,275,000

Health Care Equipment & Supplies — 0.6%
DJO Finance LLC, 10.88%, 11/15/14		2,235	2,145,600

Health Care Providers & Services — 0.9%
Community Health Systems, Inc. Series WI, 8.88%, 7/15/15		3,010	3,021,287

Hotels, Restaurants & Leisure — 2.7%
HRP Myrtle Beach Holdings LLC, 14.50%, 4/01/14 (a)(b)(c)(d)		6,892	689
HRP Myrtle Beach Operations LLC (a)(b)(d):
7.38%, 4/01/12		5,000	500
12.50%, 4/01/13		5,000	500
Harrah’s Operating Co., Inc. (b):
10.00%, 12/15/15		1,160	829,400
10.00%, 12/15/18		3,240	2,268,000
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(d)		2,560	1,126,400
MGM Mirage, 11.13%, 11/15/17 (b)		1,340	1,450,550
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		380	269,800
Snoqualmie Entertainment Authority, 4.68%, 2/01/14 (b)(f)		1,015	497,350
Travelport LLC, 4.99%, 9/01/14 (f)		2,160	1,566,000
Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (a)(d)		530	331
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (b)		1,860	1,655,400

			9,664,920

Household Durables — 0.6%
KB Home, 6.38%, 8/15/11		180	178,200
Standard Pacific Corp.:
6.25%, 4/01/14		455	357,175
7.00%, 8/15/15		1,550	1,216,750
Stanley-Martin Communities LLC, 9.75%, 8/15/15		2,250	551,250

			2,303,375

Corporate Bonds		Par (000)	Value

IT Services — 1.0%
First Data Corp.:
9.88%, 9/24/15	USD	1,275	$1,090,125
11.25%, 3/31/16 (b)		1,890	1,445,850
SunGard Data Systems, Inc., 4.88%, 1/15/14		1,265	1,138,500

			3,674,475

Independent Power Producers & Energy Traders — 1.9%
AES Eastern Energy LP Series 99-B, 9.67%, 1/02/29		1,010	868,600
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,250	1,243,750
Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		3,392	1,941,574
NRG Energy, Inc., 8.50%, 6/15/19		800	778,000
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		770	510,125
10.50%, 11/01/16 (c)		2,535	1,406,684

			6,748,733

Industrial Conglomerates — 2.0%
Sequa Corp. (b):
11.75%, 12/01/15		5,100	3,213,000
13.50%, 12/01/15 (c)		7,792	4,071,062

			7,284,062

Insurance — 1.0%
Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,500	2,281,250
USI Holdings Corp., 4.32%, 11/15/14 (b)(f)		1,630	1,259,175

			3,540,425

Leisure Equipment & Products — 0.6%
Brunswick Corp., 11.25%, 11/01/16 (b)		1,870	1,958,825

Machinery — 2.0%
CPM Holdings, Inc., 10.63%, 9/01/14 (b)		800	808,000
ESCO Corp., 4.50%, 12/15/13 (b)(f)		3,070	2,739,975
RBS Global, Inc.:
9.50%, 8/01/14 (b)		660	607,200
8.88%, 9/01/16		1,685	1,352,213
Titan International, Inc., 8.00%, 1/15/12		1,530	1,472,625

			6,980,013

Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		465	406,875

Media — 6.1%
Affinion Group, Inc., 10.13%, 10/15/13		1,080	1,073,250
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		680	690,200
Canadian Satellite Radio Holdings, Inc., 12.75%, 2/15/14		5,000	1,725,000
Charter Communications Holdings LLC (a)(d):
10.00%, 4/01/09		2,402	3,002
11.13%, 1/15/11		1,319	65,950
10.00%, 5/15/11		1,978	2,473
Intelstat Corp., 9.25%, 8/15/14		4,500	4,567,500
Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		2,665	1,012,700
Network Communications, Inc., 10.75%, 12/01/13		20	4,050
Nielsen Finance LLC, 11.63%, 2/01/14		5,000	4,962,500
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		5,230	4,759,300
Virgin Media, Inc., 6.50%, 11/15/16 (b)(h)		3,000	2,718,750

			21,584,675

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Metals & Mining — 1.9%
Aleris International, Inc. (a)(d):
9.00%, 12/15/14	USD	1,100	$2,750
10.00%, 12/15/16		1,500	3,750
RathGibson, Inc., 11.25%, 2/15/14 (a)(d)		4,440	1,598,400
Ryerson, Inc., 7.86%, 11/01/14 (f)(i)		3,595	3,055,750
Teck Resources Ltd., 10.75%, 5/15/19		1,875	2,135,156

			6,795,806

Oil, Gas & Consumable Fuels — 3.1%
Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		1,440	1,519,200
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		525	530,250
Chesapeake Energy Corp., 9.50%, 2/15/15		1,645	1,677,900
Denbury Resources, Inc., 9.75%, 3/01/16		1,875	1,973,438
Forest Oil Corp.:
8.50%, 2/15/14 (b)		2,265	2,276,325
7.25%, 6/15/19		700	658,000
SandRidge Energy, Inc., 4.22%, 4/01/14 (f)		2,000	1,660,736
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12		1,760	668,800

			10,964,649

Paper & Forest Products — 4.6%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		10,267	4,070,085
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		640	685,600
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,950	2,979,500
NewPage Corp.:
6.73%, 5/01/12 (f)		8,000	3,420,000
10.00%, 5/01/12		2,720	1,475,600
12.00%, 5/01/13		2,145	681,038
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		550	539,000
Series B, 4.23%, 8/01/14 (f)		4,400	2,464,000

			16,314,823

Pharmaceuticals — 2.1%
Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (f)		5,000	4,200,000
Elan Finance Plc, 7.75%, 11/15/11		3,525	3,419,250

			7,619,250

Real Estate Investment Trusts (REITs) — 0.3%
RAIT Financial Trust, 6.88%, 4/15/27 (b)(h)		3,500	1,229,375

Real Estate Management & Development — 0.6%
Realogy Corp.:
10.50%, 4/15/14		375	223,125
12.38%, 4/15/15		5,053	2,046,465

			2,269,590

Semiconductors & Semiconductor Equipment — 0.8%
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(d)		3,370	2,990,875

Software — 0.0%
BMS Holdings, Inc., 8.35%, 2/15/12 (b)(c)(f)		1,627	26,118

Specialty Retail — 2.2%
General Nutrition Centers, Inc.:
6.40%, 3/15/14 (f)		365	321,200
10.75%, 3/15/15		4,480	4,233,600
Michaels Stores, Inc., 11.38%, 11/01/16		2,230	1,917,800
United Auto Group, Inc., 7.75%, 12/15/16		1,380	1,214,400

			7,687,000

Textiles, Apparel & Luxury Goods — 0.6%
Levi Strauss & Co., 8.63%, 4/01/13	EUR	1,550	2,122,100

Corporate Bonds		Par (000)	Value

Wireless Telecommunication Services — 4.4%
Cricket Communications, Inc., 7.75%, 5/15/16 (b)	USD	2,250	$2,182,500
Crown Castle International Corp., 9.00%, 1/15/15		385	400,400
Digicel Group Ltd. (b):
8.88%, 1/15/15		3,560	3,177,300
9.13%, 1/15/15 (c)		7,248	6,387,300
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,860	2,806,375
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		755	679,500

			15,633,375

Total Corporate Bonds — 62.7%			222,966,224

Floating Rate Loan Interests

Aerospace & Defense — 0.1%
IAP Worldwide Services, Inc., Term Loan (First Lien), 9.25%, 12/30/12 (c)		275	198,458

Airlines — 0.8%
Delta Air Lines, Inc., Credit-Linked Deposit Loan, 0.11% – 2.28%, 4/30/12		1,960	1,750,117
US Airways Group, Inc., Loan, 2.76%, 3/21/14		2,197	1,183,286

			2,933,403

Auto Components — 2.8%
Allison Transmission, Inc., Term Loan, 3.03%, 8/07/14		7,481	6,386,957
Dana Holding Corp., Term Advance, 7.25%, 1/31/15		2,883	2,207,550
The Goodyear Tire & Rubber Co., Loan (Second Lien), 2.02%, 4/30/14		1,050	968,625
Intermet Corp.:
First Lien Credit Facility, 11.25%, 11/08/10 (a)(c)(d)		373	74,679
Letter of Credit, 0.16%, 11/09/10 (a)(d)		751	277,946
Synthetic Letter of Credit, 11.25%, 11/09/10 (c)		84	31,098
Term Loan B, 11.25%, 11/08/10 (c)		478	176,948

			10,123,803

Beverages — 0.2%
Culligan International Co., Loan (Second Lien), 5.28%, 4/24/13	EUR	1,500	537,604

Building Products — 0.6%
Building Materials Corp. of America, Term Loan Advance, 3.06%, 2/22/14	USD	2,213	2,019,077

Chemicals — 3.7%
Ashland, Inc., Term Loan, 7.65%, 5/13/14		889	903,747
Nalco Co., Term Loan, 6.50%, 5/06/16		1,725	1,748,719
PQ Corp. (fka Niagara Acquisition, Inc.):
Term Loan (First Lien), 3.52% – 3.75%, 7/31/14		1,980	1,631,851
Term Loan (Second Lien), 6.77%, 7/30/15		10,165	5,590,947
Solutia Inc., Loan, 7.25%, 2/28/14		3,217	3,184,494

			13,059,758

Commercial Services & Supplies — 0.4%
Casella Waste Systems, Term Loan B, 7.00%, 12/21/12		390	390,975
John Maneely Co., Term Loan, 3.52% – 3.76%, 12/09/13		1,269	994,594

			1,385,569

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	27

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Communications Equipment — 0.2%
Safenet, Inc., Term Loan (First Lien), 2.77%, 4/12/14	USD	980	$903,234

Computers & Peripherals — 0.3%
Intergraph Corp., Second Lien Term Loan, 6.26% – 6.37%, 11/28/14		1,000	932,500

Construction Materials — 0.5%
Headwaters Inc., Term Loan B1 (First Lien), 9.75%, 4/30/11		1,846	1,785,700

Containers & Packaging — 0.5%
Graham Packaging Co., L.P., Term Loan B, 2.56%, 10/07/11		898	873,017
Smurfit-Stone Container Enterprises, Inc., US Term Loan, Debtor in Possession, 10.00%, 7/28/10		1,018	1,028,157

			1,901,174

Distributors — 0.3%
Keystone Automotive Operations, Inc. Loan, 3.77% – 5.75%, 1/12/12		1,656	902,296

Diversified Consumer Services — 1.2%
Coinmach Service Corp., Term Loan, 3.28% – 3.43%, 11/14/14		5,184	4,406,579

Diversified Telecommunication Services — 1.0%
Hawaiian Telcom Communications, Inc., Tranche C Term Loan, 4.75%, 5/30/14		4,553	2,763,735
Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.50%, 8/31/13		699	685,378
PAETEC Holding Corp., Incremental Term Loan, 2.76%, 2/28/13		253	238,509

			3,687,622

Electrical Equipment — 0.1%
Generac Acquisition Corp., Term Loan (First Lien), 2.78%, 11/10/13		427	357,987

Energy Equipment & Services — 1.1%
Dresser, Inc.:
Term B Loan, 2.68%, 5/04/14		162	150,733
Term Loan (Second Lien), 6.02%, 5/04/15		2,500	2,078,125
MEG Energy Corp.:
Delayed Draw Term Loan, 2.60%, 4/02/13		1,233	1,144,975
Initial Term Loan, 2.60%, 4/03/13		698	648,515

			4,022,348

Food & Staples Retailing — 0.7%
DS Waters of America, Inc., Term Loan, 4.27%, 10/29/12		1,000	843,333
McJunkin Corp., Term Loan, 3.51%, 1/31/14		349	332,522
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/04/15		750	776,250
Wm. Bolthouse Farms, Inc., Loan (Second Lien), 5.76%, 12/16/13		750	681,875

			2,633,980

Food Products — 0.7%
Dole Food Co., Inc.:
Credit-Linked Deposit, 0.51% – 6.86%, 4/12/13		288	290,084
Tranche B Term Loan, 8.00%, 4/12/13		504	507,094
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%, 4/12/13		1,877	1,889,477

			2,686,655

Floating Rate Loan Interests		Par (000)	Value

Health Care Equipment & Supplies — 0.9%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26% – 3.60%, 5/20/14	USD	3,448	$3,292,363

Health Care Providers & Services — 3.2%
CCS Medical, Inc. (Chronic Care), Loan Debtor in Possession, 11.00%, 11/14/09		31	30,309
CCS Medical, Inc. (Chronic Care), Term Loan (First Lien), 4.35%, 9/30/12 (a)(c)		819	369,724
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		123	114,635
Funded Term Loan, 2.51% – 2.62%, 7/25/14		2,442	2,274,825
DaVita, Inc., Tranche B-1 Term Loan, 1.77% – 2.10%, 10/05/12		925	887,614
Fresenius AG:
Term Loan B1, 6.75%, 7/06/14		403	405,388
Term Loan B2, 6.75%, 7/06/14		281	282,862
HCA Inc., Tranche A-1 Term Loan, 2.10%, 11/17/12		5,447	5,085,842
Rotech Healthcare, Inc., Term Loan, 6.26%, 9/26/11		3,800	1,824,183

			11,275,382

Hotels, Restaurants & Leisure — 1.9%
Golden Nugget, Inc., Second Lien Term Loan, 3.52%, 12/31/14		500	210,000
Green Valley Ranch Gaming, LLC, Loan (Second Lien) Term Loan, 3.88%, 8/16/14		750	153,750
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 3.50%, 1/28/15		487	391,498
Term B-2 Loan, 3.50%, 1/28/15		613	493,529
Term B-3 Loan, 3.50% – 3.60%, 1/28/15		429	344,965
QCE, LLC (Quiznos), Term Loan (Second Lien), 6.35%, 11/05/13		6,000	2,760,000
VML US Finance LLC (aka Venetian Macau):
New Project Term Loan, 6.10%, 5/25/13		998	912,356
Term B Funded Project Loan, 6.10%, 5/27/13		221	202,001
Term B Delayed Draw Project Loan, 6.10%, 5/25/12		1,275	1,166,552

			6,634,651

Household Durables — 0.7%
American Residential Services LLC, Term Loan (Second Lien), 12.00%, 4/17/15 (f)		3,060	2,669,614

IT Services — 1.9%
Audio Visual Services Group, Inc., Loan (Second Lien), 7.10%, 8/28/14 (f)		1,040	83,184
Ceridian Corp. US, Term Loan, 3.27%, 11/09/14		3,460	2,961,910
First Data Corp., Initial Tranche B-2, Term Loan, 3.01% – 3.02%, 9/24/14		2,470	2,055,288
RedPrairie Corp. Term Loan:
3.44% – 5.25%, 7/20/12		777	672,523
3.69%, 7/20/12		260	224,516
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.95% – 4.09%, 2/28/16		719	694,118

			6,691,539

Independent Power Producers & Energy Traders — 0.7%
Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche:
B-2 Term Loan, 3.78% – 3.79%, 10/10/14		2,947	2,240,062
B-3 Term Loan, 3.78%, 10/10/14		198	150,211

			2,390,273

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan, 3.65% – 3.88%, 12/03/14	USD	1,394	$1,188,031

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 3.60%, 8/21/14		597	549,205

Internet & Catalog Retail — 0.4%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/04/14		1,354	1,340,766

Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Term B Facility, 5.25%, 11/20/15		996	1,005,559

Machinery — 2.2%
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.36% – 3.51%, 1/19/12		1,867	1,736,000
Term Advance, 3.51%, 1/19/12		5,133	4,774,000
Oshkosh Truck Corp., Term B Loan, 6.60% – 6.64%, 12/06/13		1,464	1,456,679

			7,966,679

Media — 11.1%
Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		4,191	3,666,776
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,200	2,112,000
Cequel Communications, LLC:
Term Loan, 2.27% – 4.25%, 11/05/13		1,562	1,474,984
Tranche B Term Loan (Second Lien), 6.27% – 6.28%, 5/05/14		6,691	6,172,322
Charter Communications, Term Loan B1, 7.94%, 3/25/14 (a)(d)		3,270	3,268,365
EB Sports Corp, Loan, 7.57%, 5/01/12 (c)		2,908	1,599,194
Ellis Communications KDOC, LLC, Loan, 10.00%, 12/30/11		6,303	1,764,771
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 17.50%, 11/14/14		20,360	3,054,055
Tranche A Term Loan, 5.26%, 6/12/14		5,082	3,932,042
Lamar Media Corp., Term Loan, 5.50%, 9/30/12		1,208	1,190,319
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG):
Facility B1, 3.53%, 6/30/15	EUR	337	272,803
Facility C1, 3.78%, 6/30/16		674	545,605
Mediacom Illinois, LLC (fka Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17	USD	1,000	997,500
Multicultural Radio Broadcasting, Inc., Term Loan, 3.03%, 12/18/12		396	277,375
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		4,250	4,324,375
Penton Media, Inc., Loan (Second Lien), 5.49%, 2/01/14		1,000	210,000
United Pan Europe Communications Term Loan, 3.76%, 12/31/16		3,000	2,947,500
Virgin Media Investment Holdings Ltd. C Facility, 4.19%, 7/17/13	GBP	505	723,460
World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 6/30/12	USD	800	794,000

			39,327,446

Floating Rate Loan Interests		Par (000)	Value

Metals & Mining — 1.3%
Euramax (1st Lien Term Loan), 8.75%, 6/29/13	USD	2,526	$1,086,340
RathGibson, Inc., Loan Debtor in Possession, 10.50% – 10.75%, 2/10/10		3,665	3,665,418

			4,751,758

Multi-Utilities — 0.8%
Energy Transfer Equity, L.P., Term Loan, 2.21%, 11/01/12		750	726,428
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 3.13%, 11/01/13		664	611,659
Second Lien Term Loan, 5.13%, 5/01/14		750	579,375
Synthetic Letter of Credit, 0.48% – 2.65%, 11/01/13		86	78,810
USPF Holdings, LLC, Term Loan, 2.02%, 4/11/14		886	823,944

			2,820,216

Multiline Retail — 0.3%
Dollar General Corp., Tranche B-2 Term Loan, 3.01%, 7/07/14		1,250	1,201,215

Oil, Gas & Consumable Fuels — 2.5%
Big West Oil, LLC (a)(d):
Delayed Advance Loan, 4.50%, 5/15/14		956	879,335
Initial Advance Loan, 4.50%, 5/15/14		889	817,527
ScorpionDrilling Ltd., Loan (Second Lien), 8.10%, 5/08/14		3,500	2,905,000
Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		6,033	4,222,964

			8,824,826

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Term B Loan, 2.34% – 2.65%, 12/20/12		909	877,697
Verso Paper Finance Holdings LLC, Loan, 6.73% – 7.48%, 2/01/13		3,935	786,911

			1,664,608

Pharmaceuticals — 0.3%
Warner Chilcott Co., Inc.:
Tranche B Acquisition Date Term Loan, 2.26% – 2.60%, 1/18/12		738	733,608
Tranche C Acquisition Date Term Loan, 2.26%, 1/18/12		259	257,283

			990,891

Real Estate Management & Development — 0.3%
Enclave First Lien Term Loan, 6.14%, 3/01/12		4,000	527,196
Georgian Towers, Term Loan, 6.14%, 3/01/12		4,000	496,500

			1,023,696

Software — 1.2%
Aspect Software, Inc., Loan (Second Lien), 7.31%, 7/11/12		7,000	4,235,000

Specialty Retail — 0.3%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 2.52%, 10/20/13		1,000	938,333

Total Floating Rate Loan Interests — 46.5%			165,259,798

Other Interests (j)		Beneficial Interest (000)

Airlines — 0.0%
Delta Air Lines, Inc. Default:
8.33% Escrow		5,505	33,030
10.00% Escrow		4,200	25,200

			58,230

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	29

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Other Interests (j)		Beneficial Interest (000)	Value

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests	USD	1	$457,129

Hotels, Restaurants & Leisure — 0.0%
Buffets, Inc.		1,440	144

Media — 0.0%
Adelphia Escrow		7,500	750
Adelphia Preferred Escrow		5	1
Adelphia Recovery Trust		9,406	37,624
Adelphia Recovery Trust Series ACC-6B INT		500	50

			38,425

Specialty Retail — 0.0%
Movie Gallery, Inc. Default Escrow		21,700	217

Total Other Interests — 0.1%			554,145

Warrants (k)		Shares

Building Products — 0.0%
Neenah Enterprises Inc. (expires 9/30/13)		130,547	19,582

Chemicals — 0.0%
GenTek Inc. Tranche C (expires 11/10/10)		231	554

Health Care Providers & Services — 0.0%
HealthSouth Corp. (expires 1/16/14)		126,761	1

Hotels, Restaurants & Leisure — 0.0%
Buffets Restaurants Holdings, Inc. (expires 4/29/14)		1,216	12

Other — 0.0%
Turbo Cayman Ltd. (No Expiration)		4	—

Specialty Retail — 0.0%
Movie Gallery, Inc. (expires 5/15/15)		62,323	31,162

Total Warrants — 0.0%			51,311

Total Long-Term Investments (Cost — $596,239,724) — 113.1%			402,214,164

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.22% (l)(m)		501	501

Total Short-Term Securities (Cost — $501) — 0.0%			501

Total Investments (Cost — $596,240,225*) — 113.1%			402,214,665
Liabilities in Excess of Other Assets — (13.1)%			(46,621,927)

Net Assets — 100.0%			$355,592,738

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009,as computed for federal income tax purposes, were as follows:

Aggregate cost	$597,627,814

Gross unrealized appreciation	$13,474,246
Gross unrealized depreciation	(208,887,395)

Net unrealized depreciation	$(195,413,149)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h)	Convertible security.

(i)	All or a portion of security held as collateral for swaps.

(j)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$501	$5,118
BlackRock Liquidity Series, LLC Cash Sweep Series	$(4,725,260)	$809

(m)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	442,981	GBP	271,000	Citibank, NA	9/01/09	$2,703
USD	14,053,566	EUR	10,037,000	Citibank, NA	9/16/09	(335,860)
USD	1,473,473	CAD	1,600,00	Barclays Bank Plc	10/28/09	11,819
GBP	271,000	USD	442,950	Citibank, NA	10/28/09	(1,811)

Total						$(323,149)

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Credit default swaps on single-name issues — buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	750	$(57,490)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	1,000	(76,761)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(165,240)
Masco Corp.	6.25%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(222,548)
Host Hotels & Resorts LP	5.00%	Goldman Sachs Bank USA	March 2014	USD	2,500	(347,933)
Mohawk Industries, Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(148,846)
Mohawk Industries, Inc.	5.20%	JPMorgan Chase Bank NA	March 2014	USD	1,500	(194,978)
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	850	(102,263)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	1,823
Standard Pacific Corp.	5.00%	Credit Suisse International	September 2014	USD	935	37,282

Total						$(1,276,954)

•	Credit default swaps on single-name issues — sold protection outstanding as of August 31, 2009 were as follows:

Issuer[1]	Receive Fixed Rate	Counterparty	Expiration	Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

BAA Ferrovial Junior Term Loan	2.00%	Deutsche Bank AG	March 2012	A	GBP	900	$(288,675)

[1]	Using S&P’s ratings of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the term of the agreement.

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$11,017,806
Warrants	554
Short-Term Securities	501

Total Level 1	11,018,861

Level 2
Long-Term Investments:
Corporate Bonds	209,320,768
Floating Rate Loan Interests	88,300,804
Common Stocks	2,208,060
Other Interests	58,230
Warrants	19,582

Total Level 2	299,907,444

Level 3
Long-Term Investments:
Common Stocks	156,820
Corporate Bonds	13,645,456
Floating Rate Loan Interests	76,958,994
Other Interests	495,915
Warrants	31,175

Total Level 3	91,288,360

Total	$402,214,665

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$53,627	$(1,653,730)
Level 3	—	(288,675)

Total	$53,627	$(1,942,405)

[1]	Other financial instruments are swaps and foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	31

Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Balance, as of February 28, 2009	$131,666	$12,983,142	$92,859,804	$38,643	$31,161	$106,044,416
Accrued discounts/premiums	—	(2,643,682)	(1,817,087)	—	—	(4,460,769)
Realized gain (loss)	—	—	(18,402,047)	—	—	(18,402,047)
Change in unrealized appreciation (depreciation)[1]	—	(690,975)	41,670,966	—	—	40,979,991
Net purchases (sales)	—	(4,791,037)	(33,329,576)	—	—	(38,120,613)
Net transfers in/out of Level 3	25,154	8,788,008	(4,023,066)	457,272	14	5,247,382

Balance, as of August 31, 2009	$156,820	$13,645,456	$76,958,994	$495,915	$31,175	$91,288,360

[1]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[2]

Balance, as of February 28, 2009	$(249,620)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(39,055)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of August 31, 2009	$(288,675)

[2]	Other financial instruments are swaps.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments August 31, 2009 (Unaudited)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products — 0.3%
Masonite Worldwide Holdings (a)	10,036	$405,956

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (a)	10,732	4,120
Wellman Holdings, Inc. (a)(b)	181	45

		4,165

Electrical Equipment — 0.1%
Medis Technologies Ltd. (a)	13,053	3,720
SunPower Corp. Class B (a)	5,332	114,051

		117,771

Total Common Stocks — 0.4%		527,892

Corporate Bonds		Par (000)

Auto Components — 1.6%
The Goodyear Tire & Rubber Co., 5.01%, 12/01/09 (c)	USD	2,000	1,992,500

Building Products — 1.9%
CPG International I, Inc., 7.87%, 7/01/12 (c)		3,000	2,145,000
Momentive Performance Materials, Inc. Series WI, 9.75%, 12/01/14		400	260,000

			2,405,000

Capital Markets — 0.4%
E*Trade Financial Corp. (b):
12.50%, 11/30/17 (d)		15	15,188
4.00%, 8/31/19 (e)(f)		46	78,603
Marsico Parent Co., LLC, 10.63%, 1/15/16		663	278,460
Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(d)		276	66,210
Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(d)		190	49,521

			487,982

Chemicals — 0.8%
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (d)(e)		698	453,469
10.00%, 3/31/15 (c)		691	448,864
Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (b)		186	92,951

			995,284

Commercial Services & Supplies — 0.3%
Clean Harbors, Inc., 7.63%, 8/15/16 (b)		400	401,000

Construction Materials — 1.0%
Nortek, Inc., 10.00%, 12/01/13		1,310	1,218,300

Containers & Packaging — 1.4%
Clondalkin Acquisition BV, 2.63%, 12/15/13 (b)(c)		1,500	1,200,000
Crown European Holdings SA, 6.25%, 9/01/11	EUR	11	15,770
Owens Brockway Glass Container, Inc., 6.75%, 12/01/14		113	157,138
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,240	396,800

			1,769,708

Diversified Financial Services — 2.1%
FCE Bank Plc, 7.13%, 1/16/12	EUR	2,000	2,594,833

Diversified Telecommunication Services — 1.6%
PAETEC Holding Corp., 8.88%, 6/30/17 (b)	USD	650	619,125
Qwest Corp., 3.88%, 6/15/13 (c)		1,500	1,387,500

			2,006,625

Corporate Bonds		Par (000)	Value

Food & Staples Retailing — 0.2%
AmeriQual Group LLC, 9.50%, 4/01/12 (b)	USD	250	$162,500
Duane Reade, Inc., 11.75%, 8/01/15 (b)		100	101,000

			263,500

Food Products — 0.4%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		460	469,200

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC, 10.88%, 11/15/14		700	672,000

Hotels, Restaurants & Leisure — 4.2%
American Real Estate Partners LP, 7.13%, 2/15/13		4,000	3,800,000
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (b)		226	158,200
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(g)		1,565	688,600
Travelport LLC, 4.99%, 9/01/14 (c)		815	590,875

			5,237,675

IT Services — 2.0%
First Data Corp., 9.88%, 9/24/15		3,000	2,565,000

Independent Power Producers & Energy Traders — 1.5%
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,215	1,208,925
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (c)		995	659,188

			1,868,113

Industrial Conglomerates — 0.5%
Sequa Corp. (b):
11.75%, 12/01/15		320	201,600
13.50%, 12/01/15 (d)		850	444,115

			645,715

Machinery — 0.2%
CPM Holdings, Inc., 10.63%, 9/01/14 (b)		300	303,000

Media — 1.1%
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		230	233,450
Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		748	284,240
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,000	910,000

			1,427,690

Metals & Mining — 0.4%
FMG Finance Property Ltd., 4.36%, 9/01/11 (b)(c)		180	180,000
Ryerson, Inc., 7.86%, 11/01/14 (c)		450	382,500

			562,500

Oil, Gas & Consumable Fuels — 0.7%
SandRidge Energy, Inc., 4.22%, 4/01/14 (c)		1,000	830,368

Paper & Forest Products — 3.1%
NewPage Corp.:
6.73%, 5/01/12 (c)		2,000	855,000
10.00%, 5/01/12		2,000	1,085,000
Verso Paper Holdings LLC Series B, 4.23%, 8/01/14 (c)		3,500	1,960,000

			3,900,000

Pharmaceuticals — 1.3%
Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (c)		500	420,000
Elan Finance Plc, 4.44%, 11/15/11 (c)		1,250	1,175,000

			1,595,000

Real Estate Management & Development — 0.1%
Realogy Corp., 10.50%, 4/15/14		235	139,825

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	33

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Semiconductors & Semiconductor Equipment — 1.6%
Avago Technologies Finance Property Ltd., 5.86%, 6/01/13 (c)	USD	600	$564,000
Spansion, Inc., 3.793%, 6/01/13 (a)(b)(g)		1,690	1,499,875

			2,063,875

Specialty Retail — 0.6%
General Nutrition Centers, Inc., 6.40%, 3/15/14 (c)		135	118,800
Michaels Stores, Inc., 11.38%, 11/01/16		750	645,000

			763,800

Wireless Telecommunication Services — 2.3%
Cricket Communications, Inc., 7.75%, 5/15/16 (b)		1,250	1,212,500
Crown Castle International Corp., 9.00%, 1/15/15		135	140,400
Digicel Group Ltd., 9.13%, 1/15/15 (b)(d)		1,249	1,100,681
iPCS, Inc., 2.61%, 5/01/13 (c)		500	410,000

			2,863,581

Total Corporate Bonds — 31.8%			40,042,074

Floating Rate Loan Interests

Aerospace & Defense — 0.8%
Hawker Beechcraft Acquisition Co. LLC:
Letter of Credit Facility Deposit, 0.40%, 3/26/14		72	53,546
Term Loan, 2.26% – 2.60%, 3/26/14		1,214	905,076
IAP Worldwide Services, Inc., Term Loan (First Lien), 7.25%, 12/30/12 (c)		100	72,167

			1,030,789

Airlines — 0.3%
US Airways Group, Inc., Loan, 2.76%, 3/21/14		730	393,105

Auto Components — 3.7%
Allison Transmission, Inc., Term Loan, 3.03%, 8/07/14		2,895	2,471,519
Dana Holding Corp., Term Advance, 7.25%, 1/31/15		1,547	1,184,886
Delphi Corp. (a)(g):
Initial Tranche Term Loan C, 10.50%, 12/31/09		1,134	623,955
Subsequent Tranche Term Loan C, 8.50%, 12/31/09		116	63,545
GPX International Tire Corp.:
Term Loan, 12.00%, 4/11/12 (c)		22	6,626
Tranche B Term Loan, 10.25%, 3/30/12 (a)(g)		1,280	384,097

			4,734,628

Beverages — 0.1%
Culligan International Co., Loan (Second Lien), 5.28%, 4/24/13	EUR	500	179,201

Building Products — 1.1%
Building Materials Corp. of America, Term Loan Advance, 3.06%, 2/22/14	USD	1,476	1,347,192

Capital Markets — 0.4%
RiskMetrics Group Holdings, LLC, Term B Loan (First Lien), 2.60%, 1/10/14		483	469,240

Chemicals — 5.9%
Ashland, Inc., Term Loan Borrowing, 7.65%, 5/13/14		600	610,029
Edwards (Cayman Islands II) Ltd., Term Loan (First Lien), 2.85%, 5/31/14		345	213,974
Huish Detergents Inc., Tranche B Term Loan, 2.02%, 4/26/14		735	700,700
Nalco Co., Term Loan B, 6.50%, 5/06/16		1,275	1,292,531

Floating Rate Loan Interests		Par (000)	Value

Chemicals (concluded)
PQ Corp. (fka Niagara Acquisition, Inc.), Term Loan (First Lien), 3.52% – 3.75%, 7/31/14	USD	1,980	$1,631,851
Solutia Inc., Loan, 7.25%, 2/28/14		2,975	2,944,469

			7,393,554

Commercial Services & Supplies — 1.7%
Casella Waste Systems, Inc., Term B Loan, 7.00%, 4/09/14		500	501,250
John Maneely Co., Term Loan, 3.52% – 3.76%, 12/09/13		540	423,093
Synagro Technologies, Inc., Term Loan (First Lien), 2.26% – 2.27%, 4/02/14		980	771,750
West Corp., Term B-2 Loan, 2.64% – 2.65%, 10/24/13		454	430,540

			2,126,633

Computers & Peripherals — 0.7%
Intergraph Corp.:
Initial Term Loan (First Lien), 2.37%, 5/29/14		419	401,943
Second Lien Term Loan, 6.26% – 6.37%, 11/28/14		500	466,250

			868,193

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Term B Loan (First Lien), 2.31% – 2.63%, 2/07/14		1274	246,869

Construction Materials — 0.8%
Headwaters Inc., Term Loan B1 (First Lien), 9.75%, 4/30/11		1,012	979,576

Containers & Packaging — 1.6%
Graham Packaging Co., LP:
B Term Loan, 2.56%, 10/07/11		48	46,327
C Term Loan, 6.75%, 4/27/14		477	475,530
Graphic Packaging International, Inc., Incremental Term Loan, 3.08% – 3.35%, 5/16/14		970	946,198
Smurfit-Stone Container Enterprises, Inc., US Term Loan, Debtor in Possession, 10.00%, 1/28/10		578	583,510

			2,051,565

Distributors — 0.4%
Keystone Automotive Operations, Inc., Loan, 3.77% – 5.75%, 1/12/12		946	515,598

Diversified Consumer Services — 1.0%
Coinmach Service Corp., Term Loan, 3.28% – 3.43%, 11/14/14		1,481	1,259,023

Diversified Telecommunication Services — 1.0%
Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.50%, 8/31/13		399	391,378
PAETEC Holding Corp., Incremental Term Loan, 2.76%, 2/28/13		84	79,503
Wind Finance SL SA, Euro Facility (Second Lien), 7.70%, 12/17/14	EUR	525	754,903

			1,225,784

Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan, 5.25%, 1/31/14	USD	500	493,214
Generac Acquisition Corp., Term Loan (First Lien), 2.78%, 11/10/13		188	157,265

			650,479

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Energy Equipment & Services — 1.2%
Dresser, Inc.:
Term B Loan, 2.68%, 5/04/14	USD	234	$217,900
Term Loan (Second Lien), 6.02%, 5/04/15		500	415,625
MEG Energy Corp.:
Delayed Draw Term Loan, 2.60%, 4/02/13		493	457,990
Initial Term Loan, 2.60%, 4/03/13		484	449,283

			1,540,798

Food & Staples Retailing — 2.6%
AB Acquisitions UK Topco 2 Ltd. (fka Alliance Boots), Facility B1, 3.53%, 7/09/15	GBP	1,500	2,092,284
DSW Holdings, Inc., Loan, 2.52%, 10/27/12	USD	461	414,787
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/04/15		500	517,500
Wm. Bolthouse Farms, Inc., Term Loan (First Lien), 2.56%, 12/16/12		213	205,138

			3,229,709

Food Products — 3.2%
Dole Food Co., Inc.:
Credit-Linked Deposit, 0.51%, 4/12/13		614	617,988
Tranche B Term Loan, 8.00%, 4/12/13		203	204,124
Solvest, Ltd. (Dole), Tranche C Term Loan, 8.00%, 4/12/13		1,251	1,258,840
Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%, 10/06/14		1,999	2,021,850

			4,102,802

Health Care Equipment & Supplies — 1.4%
Biomet, Inc., Dollar Term Loan, 3.26% – 3.61%, 3/25/15		1,225	1,175,362
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26% – 3.60%, 5/20/14		493	470,337
Hologic, Inc., Tranche B Term Loan, 3.56%, 3/31/13		141	136,067

			1,781,766

Health Care Providers & Services — 6.8%
CCS Medical, Inc. (Chronic Care), Term Loan (First Lien), 4.35%, 9/30/12 (a)(g)		250	112,812
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		132	122,863
Funded Term Loan, 2.51% – 2.62%, 7/25/14		2,526	2,352,896
DaVita, Inc., Tranche B-1 Term Loan, 1.77% – 2.10%, 10/05/12		550	527,771
Fresenius AG:
Term Loan B1, 6.75%, 7/06/14		835	838,695
Term Loan B2, 6.75%, 7/06/14		505	507,879
HCA Inc.:
Tranche A-1 Term Loan, 2.10%, 11/17/12		1,866	1,742,449
Tranche B-1 Term Loan, 2.85%, 11/18/13		1,549	1,457,627
Vanguard Health Holding Co. II, LLC (Vanguard Health System, Inc.), Replacement Term Loan, 2.51%, 9/23/11		938	912,646

			8,575,638

Hotels, Restaurants & Leisure — 1.9%
Harrah’s Operating Co., Inc.:
Term B-1 Loan, 3.50%, 1/28/15		139	111,857
Term B-2 Loan, 3.50%, 1/28/15		1,488	1,198,571
Term B-3 Loan, 3.50% – 3.60%, 1/28/15		122	98,561
Lake at Las Vegas Joint Venture/LLV-1, LLC (a)(g):
Revolving Loan Credit-Linked Deposit Account, 14.35%, 6/20/12		60	1,204
Term Loan, 14.35% – 15.00%, 6/20/12		608	12,153

Floating Rate Loan Interests		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
QCE, LLC (Quiznos), Term Loan (Second Lien), 2.88%, 5/15/13	USD	456	$339,427
VML US Finance LLC (aka Venetian Macau), Term B:
Delayed Draw Project Loan, 2.85%, 5/25/12		225	205,647
Funded Project Loan, 2.85%, 5/27/13		523	478,621

			2,446,041

Household Durables — 3.1%
American Residential Services LLC, Term Loan (Second Lien), 12.00%, 4/17/15		1,020	889,871
Jarden Corp., Term Loan B3, 3.10%, 1/24/12		723	713,747
Simmons Bedding Co., Tranche D Term Loan, 10.50%, 12/19/11		1,686	1,638,280
Yankee Candle Co., Inc., Term Loan, 2.27%, 2/06/14		710	658,850

			3,900,748

IT Services — 4.1%
Audio Visual Services Group, Inc., Tranche B Term Loan (First Lien), 2.85%, 2/28/14		500	310,000
Ceridian Corp. US, Term Loan, 3.27%, 11/09/14		1,730	1,480,955
First Data Corp.:
Initial Tranche B-1 Term Loan, 3.01% – 3.02%, 9/24/14		420	349,912
Initial Tranche B-2 Term Loan, 3.01% – 3.02%, 9/24/14		1,732	1,441,112
Initial Tranche B-3 Term Loan, 3.01% – 3.02%, 9/24/14		121	100,816
SunGard Data Systems, Inc.:
(Solar Capital Corp.), Additional Term Loan B, 6.75%, 2/28/14		971	965,526
Term Loan B, 3.95% – 4.09%, 2/28/16		602	581,267

			5,229,588

Independent Power Producers & Energy Traders — 1.8%
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.78% – 3.79%, 10/10/14		1,357	1,030,977
Initial Tranche B-2 Term Loan, 3.78% – 3.79%, 10/10/14		734	558,139
Initial Tranche B-3 Term Loan, 3.78% – 3.79%, 10/10/14		973	736,032

			2,325,148

Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan, 3.65% – 3.88%, 12/03/14		922	785,907

Insurance — 0.6%
Alliant Holdings I, Inc., Term Loan, 3.60%, 8/21/14		832	765,625

Internet & Catalog Retail — 0.4%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/04/14		472	467,344

Leisure Equipment & Products — 2.3%
24 Hour Fitness Worldwide, Inc., Tranche B Term Loan, 2.77% – 3.08%, 6/08/12		1,935	1,683,450
True Temper Sports, Inc., Term Loan, 7.50%, 3/15/11		1,515	1,161,332

			2,844,782

Life Sciences Tools & Services — 1.1%
Life Technologies Corp., Term B Facility, 5.25%, 11/20/15		1,374	1,387,671

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	35

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests		Par (000)	Value

Machinery — 3.3%
Blount, Inc., Term Loan B, 2.02% – 3.25%, 8/09/10	USD	1,005	$944,906
Navistar Financial Corp., Tranche A Term loan, 2.31%, 1/19/12		995	964,974
Navistar International Corp.:
Revolving Credit-Linked Deposit, 3.51%, 1/19/12		400	372,000
Term Advance, 3.51%, 1/19/12		1,100	1,023,000
Oshkosh Truck Corp., Term B Loan, 6.60% – 6.64%,12/06/13		816	811,984

			4,116,864

Media — 22.9%
Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		314	275,008
AlixPartners, LLP, Tranche C Term Loan, 2.28% – 2.51%, 10/12/13		1,085	1,054,705
Bresnan Communications, LLC, Additional Term Loan B (First Lien), 2.51% – 2.61%, 6/30/13		499	477,865
Catalina Marketing Corp., Initial Term Loan, 3.03%, 10/01/14		860	808,400
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,975	1,896,000
Cequel Communications, LLC:
Term Loan, 2.27% – 4.25%, 11/05/13		1,479	1,396,328
Tranche A Term Loan (Second Lien), 4.79%, 5/05/14		1,000	901,250
Charter Communications, Term Loan B1, 7.94%, 3/25/14 (a)(g)		750	749,625
HMH Publishing Co. Ltd. (fka Education Media):
Mezzanine, 17.50%, 11/14/14		5,090	763,514
Tranche A Term Loan, 5.26%, 6/12/14		1,317	1,018,732
Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B Term Loan, 2.76% – 3.10%, 6/30/14		730	596,319
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.52% – 2.54%, 3/08/14		1985	415,342
Insight Midwest Holdings, LLC, B Term Loan, 2.28%, 4/07/14		1,175	1,121,286
Intelsat Subsidiary Holding Co. Ltd., Tranche B Term Loan, 2.78%, 7/13/13		936	892,593
Knology, Inc., Term Loan, 2.51%, 6/30/12		483	458,659
Lamar Advertising Co.:
Term Loan E, 5.50%, 3/31/13		740	728,767
Term Loan Incremental, 5.50%, 9/28/12		49	48,584
Term Loan Incremental, 5.50%, 9/28/13		247	244,715
Lavena Holding 3 GmbH (Prosiebensat.1 Media AG), Facility B1, 3.53%, 6/30/15	EUR	337	272,803
MCC Iowa LLC (Mediacom Broadband Group):
Tranche D-1 Term Loan, 2.01%, 1/31/15	USD	39	36,105
Tranche E Term Loan, 6.50%, 11/30/15		474	474,396
MCNA Cable Holdings LLC (OneLink Communications), Loan, 8.31%, 3/01/13 (d)		1,236	469,840
Mediacom Illinois, LLC (fka Meidacom Communications, LLC), Tranche D Term Loan, 5.75%, 3/31/17		500	498,750
Metro-Goldwyn-Mayer Inc., Tranche B Term Loan, 3.51%, 4/09/12		898	499,487
Multicultural Radio Broadcasting, Inc., Term Loan, 3.03%, 12/18/12		317	221,900
Newsday, LLC, Fixed Rate Term Loan, 9.75%, 8/01/13		1,000	1,017,500

Floating Rate Loan Interests		Par (000)	Value

Media (concluded)
NextMedia Operating, Inc.:
Delay Draw Term Loan, 8.25%, 11/15/12	USD	280	$181,817
Initial Term Loan (First Lien), 8.25%, 11/15/12		527	342,506
Nielsen Co., Term Loan B, 4.03%, 5/01/16		3,000	2,811,876
Penton Media, Inc., Term Loan (First Lien), 2.51% – 2.74%, 2/01/13		489	327,463
Sunshine Acquisition Ltd. (aka HIT Entertainment), Term Facility, 2.73%, 6/01/12		750	623,437
TWCC Holding Corp., Term Loan, 7.25%, 9/14/15		1,494	1,502,700
UPC Financing Partnership, Facility U, 4.54%, 12/31/17	EUR	3,000	3,924,506
Virgin Media Investment Holdings Ltd., C Facility, 3.62%, 7/17/13	GBP	300	429,778
Virgin Media NTL, Term Loan A, 4.53%, 3/03/11		500	756,589
World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 6/30/12		650	645,125

			28,884,270

Multi-Utilities — 0.5%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 3.13%, 11/01/13	USD	664	611,659
Synthetic Letter of Credit, 0.48%, 11/01/13		86	78,810

			690,469

Multiline Retail — 0.9%
Dollar General Corp., Tranche B-2 Term Loan, 3.01%, 7/07/14		1,125	1,081,093

Oil, Gas & Consumable Fuels — 1.3%
Big West Oil, LLC, Initial Advance Loan, 4.50%, 5/15/14 (a)(g)		349	321,174
Coffeyville Resources, LLC:
Funded Letter of Credit, 3.15%, 12/28/10		65	63,405
Tranche D Term Loan, 8.75%, 12/30/13		520	507,988
Vulcan Energy Corp. (fka Plains Resources Inc), Term B3 Loan, 5.50%, 8/12/11		750	739,688

			1,632,255

Paper & Forest Products — 2.9%
Georgia-Pacific LLC, Term B Loan, 2.34% – 2.65%, 12/20/12		2,321	2,242,079
NewPage Corp., Term Loan, 4.06%, 12/22/14		1,219	1,128,647
Verso Paper Finance Holdings LLC, Loan, 6.73% – 7.48%, 2/01/13		1,218	243,568

			3,614,294

Pharmaceuticals — 0.9%
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Euro Term Loan, 2.74%, 4/15/14	EUR	490	586,561
Warner Chilcott Co., Inc., Tranche B Acquisition Date Term Loan, 2.26% – 2.60%, 1/18/12	USD	369	366,804
Warner Chilcott Corp., Tranche C Acquisition Date Term Loan, 2.26%, 1/18/12		129	128,641

			1,082,006

Real Estate Management & Development — 0.3%
Mattamy Funding Partnership, Loan, 2.63%, 4/11/13		484	387,000

Specialty Retail — 0.4%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 2.52%, 10/20/13		500	469,166

Wireless Telecommunication Services — 0.4%
Ntelos, Term Loan B Advance, 5.75%, 7/31/15		500	498,750

Total Floating Rate Loan Interests — 85.1%			107,311,163

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)
(Percentages shown are based on Net Assets)

Other Interests (h)	Beneficial Interest (000)		Value

Diversified Financial Services — 0.1%
J.G. Wentworth LLC Preferred Equity Interests	—	(i)	$114,284

Total Other Interests — 0.1%			114,284

Preferred Stocks	Shares

Capital Markets — 0.0%
Marsico Parent Superholdco, LLC, 16.75% (b)	44		11,220

Total Preferred Stocks — 0.0%			11,220

Total Long-Term Investments (Cost — $172,951,012) — 117.3%			148,006,633

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.22% (j)(k)	2,466,296		2,466,296

Total Short-Term Securities (Cost — $2,466,296) — 2.0%			2,466,296

Options Purchased	Contracts

Over-the-Counter Call Options
Marsico Parent Superholdco LLC, expiring December 2019 at USD 942.86, Broker, Goldman Sachs & Co.	11		11,000

Total Options Purchased (Cost — $10,756) — 0.0%			11,000

Total Investments (Cost — $175,428,064*) — 119.3%			150,483,929
Liabilities in Excess of Other Assets — (19.3)%			(24,286,853)

Net Assets — 100.0%			$126,197,076

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$175,460,244

Gross unrealized appreciation	$3,185,591
Gross unrealized depreciation	(28,161,906)

Net unrealized depreciation	$(24,976,315)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	Convertible security.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Amount is less than $1,000.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$2,466,296	$5,138
BlackRock Liquidity Series, LLC Cash Sweep Series	$(4,108,178)	$790

(k)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease.

•	Foreign currency exchange contracts as of August 31,2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	237,098	EUR	170,000	Citibank NA	9/15/09	$(6,621)
USD	7,210,302	EUR	5,164,000	Deutsche Bank AG	9/16/09	(193,005)
USD	503,681	EUR	355,000	Citibank NA	9/16/09	(5,260)
USD	311,727	EUR	219,000	Royal Bank of Scotland	9/16/09	(2,240)
USD	2,821,964	GBP	1,726,500	Citibank NA	10/28/09	11,537
USD	729,311	GBP	440,000	Deutsche Bank AG	10/28/09	13,071

Total						$(182,518)

•	Credit default swaps on single-name issues — buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	1,500	$(136,946)

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	1,500	(115,142)

Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	500	(55,080)

Host Hotels & Resorts LP	5.00%	Goldman Sachs Bank USA	March 2014	USD	1,225	(170,487)

Mohawk Industries, Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	500	(49,616)

Total						$(527,271)

•	Credit default swaps on single-name issues — sold protection outstanding as of August 31, 2009 were as follows:

Issuer[1]	Receive Fixed Rate	Counterparty	Expiration	Notional Amount (000)[2]		Unrealized Depreciation

Ford Motor Co.	3.80%	UBS AG	March 2010	USD	5,000	$(160,635)

[1]	Using Standard and Poor’s ratings of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	US Dollar

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	37

Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$523,727
Short-Term Securities	2,466,296

Total Level 1	2,990,023

Level 2
Long-Term Investments:
Corporate Bonds	39,046,790
Floating Rate Loan Interests	79,615,012
Preferred Stocks	11,220

Total Level 2	118,673,022

Level 3
Long-Term Investments:
Common Stocks	4,165
Corporate Bonds	995,284
Floating Rate Loan Interests	27,696,151
Other Interests	114,284

Total Level 3	28,809,884

Total	$150,472,929

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$35,608	$(895,032)
Level 3	—	(34,095)

Total	$35,608	$(929,127)

[1]

Other financial instruments are swaps, foreign currency exchange contracts, unfunded loan commitments and options purchased. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investment in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total

Balance as of February 28, 2009	$4,165	$1,437,808	$35,230,878	—	$36,672,851
Accrued discounts/premiums	—	—	—	—	—
Realized gain (loss)	—	(238,708)	(5,476,678)	—	(5,715,386)
Change in unrealized appreciation (depreciation)[2]	—	164,301	13,598,153	—	13,762,454
Net purchases (sales)	—	(816,981)	(15,649,956)	—	(16,466,937)
Net transfers in/out of Level 3	—	448,864	(6,246)	$114,284	556,902

Balance as of August 31, 2009	$4,165	$995,284	$27,696,151	$114,284	$28,809,884

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	$(34,095)

Balance, as of August 31, 2009	$(34,095)

[3]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments August 31, 2009 (Unaudited)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Common Stocks (a)	Par (000)		Value

Building Products — 0.8%
Masonite Worldwide Holdings	USD	40,055	$1,620,225

Capital Markets — 0.5%
E*Trade Financial Corp.		476,000	837,760

Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)		142,466	54,693
Wellman Holdings, Inc.		5,131	1,283

			55,976

Containers & Packaging — 0.1%
Smurfit Kappa Plc		18,171	143,194

Hotels, Restaurants & Leisure — 0.0%
Lodgian, Inc.		41,866	58,194

Metals & Mining — 0.0%
Euramax International		935	10,050

Paper & Forest Products — 0.6%
Ainsworth Lumber Co. Ltd.		375,634	542,134
Ainsworth Lumber Co. Ltd. (b)		421,556	606,472

			1,148,606

Total Common Stocks — 2.0%			3,874,005

Corporate Bonds

Aerospace & Defense — 2.4%
Moog, Inc., 7.25%, 6/15/18		5,000	4,750,000

Airlines — 0.3%
United Air Lines, Inc., 12.75%, 7/15/12		600	576,000

Auto Components — 2.3%
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		4,000	4,040,000
Lear Corp., 8.75%, 12/01/16 (a)(c)		1,015	548,100
Venture Holdings Co. LLC (a)(c):
12.00%, 6/01/09		700	—
Series B, 9.50%, 7/01/05 (d)		3,325	333

			4,588,433

Building Products — 2.5%
CPG International I, Inc.:
7.87%, 7/01/12 (e)		3,500	2,502,500
10.50%, 7/01/13		1,500	1,072,500
Momentive Performance Materials, Inc. Series WI, 9.75%, 12/01/14		1,175	763,750
Ply Gem Industries, Inc., 11.75%, 6/15/13		725	605,375

			4,944,125

Chemicals — 3.1%
American Pacific Corp., 9.00%, 2/01/15		610	550,525
GEO Specialty Chemicals, Inc. (b):
7.50%, 3/31/15 (f)(g)		1,857	1,206,895
10.00%, 3/31/15		1,839	1,195,168
Wellman Holdings, Inc. (f):
Second Lien Subordinate Note, 10.00%, 1/29/19 (b)		2,383	2,383,000
Third Lien Subordinate Note, 5.00%, 1/29/19		1,599	799,584

			6,135,172

Commercial Services & Supplies — 0.7%
Clean Harbors, Inc., 7.63%, 8/15/16 (b)		700	701,750
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		550	574,750

			1,276,500

Construction Materials — 1.2%
Nortek, Inc., 10.00%, 12/01/13		2,570	2,390,100

Consumer Finance — 0.6%
Ford Motor Credit Co. LLC, 3.26%, 1/13/12 (e)		1,340	1,115,550

Corporate Bonds		Par (000)	Value

Containers & Packaging — 3.2%
Berry Plastics Holding Corp., 4.50%, 9/15/14 (e)	USD	100	$72,000
Clondalkin Acquisition BV, 2.63%, 12/15/13 (b)(e)		2,000	1,600,000
Crown Americas LLC, 7.63%, 5/15/17 (b)		400	397,000
Graphic Packaging International, Inc., 9.50%, 6/15/17 (b)		815	835,375
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		4,285	1,371,200
Smurfit Kappa Funding Plc, 7.75%, 4/01/15		1,050	850,500
Solo Cup Co., 10.50%, 11/01/13 (b)		250	262,500
Wise Metals Group LLC, 10.25%, 5/15/12		2,000	980,000

			6,368,575

Diversified Financial Services — 0.3%
Highland Legacy Ltd., 6.73%, 6/01/11 (b)(c)		4,000	600,000

Diversified Telecommunication Services — 2.5%
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,200	1,218,000
PAETEC Holding Corp., 8.88%, 6/30/17 (b)		600	571,500
Qwest Corp., 8.38%, 5/01/16 (b)		3,000	3,030,000

			4,819,500

Electric Utilities — 0.4%
NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,000	835,000

Food & Staples Retailing — 0.1%
Duane Reade, Inc., 11.75%, 8/01/15 (b)		155	156,550

Food Products — 0.7%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		750	765,000
Tyson Foods, Inc., 10.50%, 3/01/14		630	702,450

			1,467,450

Health Care Providers & Services — 1.0%
Community Health Systems, Inc. Series WI, 8.88%, 7/15/15		1,880	1,887,050

Hotels, Restaurants & Leisure — 3.7%
American Real Estate Partners LP, 7.13%, 2/15/13		3,000	2,850,000
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 (b)		2,654	1,857,800
Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(c)		1,210	532,400
MGM Mirage, 11.13%, 11/15/17 (b)		750	811,875
Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		190	134,900
Snoqualmie Entertainment Authority, 4.68%, 2/01/14 (b)(e)		500	245,000
Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (a)(c)		220	138
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15 (b)		845	752,050

			7,184,163

Household Durables — 0.1%
KB Home, 6.38%, 8/15/11		106	104,940

IT Services — 2.4%
First Data Corp., 9.88%, 9/24/15		5,480	4,685,400

Independent Power Producers & Energy Traders — 3.1%
AES Eastern Energy LP Series 99-B, 9.67%, 1/02/29		570	490,200
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		750	746,250
Dynegy Holdings, Inc., 8.38%, 5/01/16		1,260	1,020,600
Energy Future Holdings Corp., 11.25%, 11/01/17 (g)		1,590	910,113
NRG Energy, Inc., 8.50%, 6/15/19		500	486,250
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15		2,575	1,705,937
10.50%, 11/01/16 (g)		1,267	703,342

			6,062,692

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	39

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Industrial Conglomerates — 1.8%
Sequa Corp. (b):
11.75%, 12/01/15	USD	2,550	$1,606,500
13.50%, 12/01/15 (g)		3,837	2,004,689

			3,611,189

Machinery — 1.6%
CPM Holdings, Inc., 10.63%, 9/01/14 (b)		400	404,000
ESCO Corp., 4.50%, 12/15/13 (b)(e)		1,540	1,374,450
RBS Global, Inc., 8.88%, 9/01/16		835	670,087
Titan International, Inc., 8.00%, 1/15/12		770	741,125

			3,189,662

Marine — 0.1%
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		324	283,500

Media — 3.8%
Affinion Group, Inc., 10.13%, 10/15/13		515	511,781
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		390	395,850
Charter Communications Holdings LLC (a)(c):
10.00%, 4/01/09		1,121	1,401
11.13%, 1/15/11		1,319	65,950
10.00%, 5/15/11		660	825
Intelstat Corp., 9.25%, 8/15/14		3,500	3,552,500
Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		1,244	472,720
Nielsen Finance LLC, 11.63%, 2/01/14		2,500	2,481,250

			7,482,277

Metals & Mining — 1.8%
Aleris International, Inc., 9.00%, 12/15/14 (a)(c)		840	2,100
RathGibson, Inc., 11.25%, 2/15/14 (a)(c)		2,175	783,000
Ryerson, Inc., 7.86%, 11/01/14 (e)		1,800	1,530,000
Teck Resources Ltd., 10.75%, 5/15/19		1,075	1,224,156

			3,539,256

Oil, Gas & Consumable Fuels — 6.5%
Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		825	870,375
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		300	303,000
Chesapeake Energy Corp.:
9.50%, 2/15/15		935	953,700
6.875%, 1/15/16		4,000	3,670,000
Denbury Resources, Inc., 9.75%, 3/01/16		1,895	1,994,487
Forest Oil Corp.:
8.50%, 2/15/14 (b)		1,285	1,291,425
7.25%, 6/15/19		400	376,000
Sabine Pass LNG LP, 7.50%, 11/30/16		2,985	2,417,850
SandRidge Energy, Inc., 4.22%, 4/01/14 (e)		1,000	830,368

			12,707,205

Paper & Forest Products — 3.9%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(g)		3,241	1,284,737
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		365	391,006
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,630	1,646,300
NewPage Corp., 6.73%, 5/01/12 (e)		5,175	2,212,312
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		315	308,700
Series B, 4.23%, 8/01/14 (e)		3,300	1,848,000

			7,691,055

Pharmaceuticals — 2.0%
Angiotech Pharmaceuticals, Inc., 4.11%, 12/01/13 (e)		2,690	2,259,600
Elan Finance Plc, 7.75%, 11/15/11		1,650	1,600,500

			3,860,100

Corporate Bonds		Par (000)	Value

Semiconductors & Semiconductor Equipment — 1.4%
Avago Technologies Finance Pte. Ltd., 5.86%, 6/01/13 (e)	USD	766	$720,040
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(c)		2,180	1,934,750

			2,654,790

Specialty Retail — 0.4%
United Auto Group, Inc., 7.75%, 12/15/16		915	805,200

Textiles, Apparel & Luxury Goods — 1.1%
Quiksilver, Inc., 6.88%, 4/15/15		3,525	2,238,375

Wireless Telecommunication Services — 3.4%
Cricket Communications, Inc.:
9.38%, 11/01/14		260	245,050
7.75%, 5/15/16 (b)		1,250	1,212,500
Crown Castle International Corp., 9.00%, 1/15/15		225	234,000
Digicel Group Ltd., 12.00%, 4/01/14 (b)		800	848,000
MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,000	1,962,500
Nextel Communications, Inc.:
Series E, 6.88%, 10/31/13		690	617,550
Series F, 5.95%, 3/15/14		100	84,000
Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		395	355,500
Sprint Capital Corp.:
7.63%, 1/30/11		1,040	1,041,300
6.88%, 11/15/28		170	123,675

			6,724,075

Total Corporate Bonds — 58.4%			114,733,884

Floating Rate Loan Interests

Aerospace & Defense — 0.9%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Facility Deposit, 0.40% – 2.10%, 3/26/14	121	90,520
Term Loan, 2.26% – 2.60%, 3/26/14	2,051	1,528,693
IAP Worldwide Services, Inc. Term Loan (First Lien), 9.25%, 12/30/12 (g)	150	108,250

		1,727,463

Airlines — 0.5%
Delta Air Lines, Inc. Credit-Linked Deposit Loan, 0.11% – 2.28%, 4/30/12	1,225	1,093,823

Auto Components — 3.1%
Allison Transmission, Inc. Term Loan, 3.03%, 8/07/14	5,067	4,325,547
Dana Holding Corp., Term Advance, 7.25%, 1/31/15	1,507	1,153,947
The Goodyear Tire & Rubber Co. Loan (Second Lien), 2.02%, 4/30/14	500	461,250
Intermet Corp.:
First Lien Credit Facility, 5.60%, 11/08/10 (a)(c)(g)	144	28,723
Letter of Credit, 5.12%, 11/09/10 (a)(c)	289	106,902
Letter of Credit Term Loan, 11.25%, 11/08/10 (g)	184	68,057
Synthetic Letter of Credit, 5.60%, 11/09/10 (g)	32	11,961

		6,156,387

Building Products — 0.6%
Building Materials Corp. of America, Term Loan Advance, 3.06%, 2/22/14	1,229	1,121,614

Chemicals — 3.6%
Ashland Inc., Term Loan B, 7.65%, 5/13/14	444	451,874
Nalco Co., Term Loan, 6.50%, 5/06/16	1,025	1,039,094
PQ Corp. (fka Niagara Acquisition, Inc.) Term Loan (First Lien), 3.52% – 3.75%, 7/31/14	4,950	4,079,627
Solutia Inc., Loan, 7.25%, 2/28/14	1,485	1,469,767

		7,040,362

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Commercial Services & Supplies — 0.5%
Casella Waste Systems, Inc., Term Loan B, 7.00%, 12/21/12	USD	220	$220,550
John Maneely Co., Term Loan, 3.52% – 3.76%, 12/09/13		868	680,419

			900,969

Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.), Synthetic Letter of Credit Term Loan (First Lien), 2.13%, 2/07/14		500	450,000

Construction Materials — 0.4%
Headwaters Inc., Term Loan B1 (First Lien), 9.75%, 4/30/11		735	710,868

Containers & Packaging — 0.6%
Graham Packaging Co., L.P. Term Loan B, 2.56%, 10/07/11		598	582,011
Smurfit-Stone Container Enterprises, Inc., US Term Loan, Debtor in Possession, 10.00%, 7/28/10		582	587,518

			1,169,529

Distributors — 0.4%
Keystone Automotive Operations, Inc., Loan, 3.77% – 5.75%, 1/12/12		1,419	773,397

Diversified Consumer Services — 0.8%
Coinmach Corp., Term Loan, 3.28% – 3.43%, 11/14/14		1,975	1,678,697

Diversified Telecommunication Services — 0.3%
Integra Telecom Holdings, Inc., Term Loan (First Lien), 10.50%, 8/31/13		375	367,127
PAETEC Holding Corp., Incremental Term Loan, 2.76%, 2/28/13		148	139,130

			506,257

Electrical Equipment — 0.2%
Generac Acquisition Corp., Term Loan (First Lien), 2.78%, 11/10/13		554	464,084

Energy Equipment & Services — 1.0%
Dresser, Inc.:
Term B Loan, 2.68%, 5/04/14		206	191,867
Term Loan (Second Lien), 6.02%, 5/04/15		1,000	831,250
MEG Energy Corp.:
Delayed Draw Term Loan, 2.60%, 4/02/13		493	457,990
Initial Term Loan, 2.60%, 4/03/13		484	449,283

			1,930,390

Food & Staples Retailing — 0.6%
McJunkin Corp., Term Loan, 3.51%, 1/31/14		349	332,522
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/04/15		500	517,500
Wm. Bolthouse Farms, Inc., Term Loan (Second Lien), 5.76%, 12/16/13		375	340,938

			1,190,960

Food Products — 1.3%
Dole Food Co. Inc., Credit Linked Deposit, 7.37%, 4/12/13		828	833,057
Solvest, Ltd. (Dole) Tranche C Term Loan, 8.00%, 4/12/13		703	707,781
Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.50%, 10/06/14		987	998,444

			2,539,282

Health Care Equipment & Supplies — 0.5%
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26% – 3.60%, 5/20/14		985	940,675

Floating Rate Loan Interests		Par (000)	Value

Health Care Providers & Services — 3.0%
CCS Medical, Inc. (Chronic Care) Term Loan (First Lien), 4.35%, 9/30/12 (a)(c)	USD	250	$112,813
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan, 2.51%, 7/25/14		73	68,329
Funded Term Loan, 2.51% – 2.62%, 7/25/14		1,397	1,301,069
DaVita Inc., Tranche B-1, Term Loan, 1.77% – 2.10%, 10/05/12		550	527,771
Fresenius AG:
Term Loan B1, 6.75%, 7/06/14		645	648,245
Term Loan B2, 6.75%, 7/06/14		347	349,217
HCA Inc., Tranche A-1 Term Loan, 2.10%, 11/17/12		3,066	2,862,889

			5,870,333

Hotels, Restaurants & Leisure — 1.3%
Harrah’s Operating Co., Inc., Term B-2 Loan, 3.50%, 1/28/15		875	705,042
QCE, LLC (Quiznos), Term Loan (First Lien), 2.88%, 11/05/13		970	722,650
VML US Finance LLC (aka Venetian Macau):
New Project Term Loan, 6.10%, 5/25/13		998	912,356
Term B Delayed Draw Loan Project, 6.10%, 5/25/12		249	228,089

			2,568,137

IT Services — 2.4%
Audio Visual Services Group, Inc.:
Second Lien, 7.10%, 8/28/14 (e)		520	41,592
Term Loan B, 2.85%, 2/28/14		1,000	620,000
Ceridian Corp., US Term Loan, 3.27%, 11/09/14		1,483	1,269,390
First Data Corp.:
Initial Tranche B-2 Term Loan, 3.01% – 3.02%, 9/24/14		1,227	1,021,356
Initial Tranche B-3 Term Loan, 3.01% – 3.02%, 9/24/14		391	325,086
RedPrairie Corp., Term Loan:
B, 3.44% – 5.25%, 7/20/12		605	523,238
C, 3.69%, 7/20/12		260	224,516
SunGard Data Systems, Inc. (Solar Capital Corp.), New US Term Loan, 6.75%, 2/28/14		750	745,580

			4,770,758

Independent Power Producers & Energy Traders — 0.3%
Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche:
Term Loan B-2, 3.78% – 3.79%, 10/10/14		486	369,579
Term Loan B-3, 3.78% – 3.79%, 10/10/14		228	172,742

			542,321

Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan, 3.65% – 3.88%, 12/03/14		450	383,625

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan, 3.60%, 8/21/14		143	131,580

Internet & Catalog Retail — 0.4%
FTD Group, Inc., Tranche B Term Loan, 6.75%, 8/04/14		708	701,016

Leisure Equipment & Products — 0.8%
Fender Musical Instruments Corp.:
Delayed Draw Term Loan, 2.54%, 6/09/14		661	528,441
Term Initial, 2.85%, 6/09/14		1,308	1,046,206

			1,574,647

Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Term B Facility, 5.25%, 11/20/15		597	603,335

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	41

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests	Par (000)		Value

Machinery — 2.8%
LN Acquisition Corp., (Lincoln Industrial) Initial Term Loan (Second Lien), 6.07%, 1/09/15	USD	1,000	$740,000
Navistar International Corp.:
Revolving Credit Linked Deposit, 3.36% – 3.51%, 1/19/12		1,067	992,000
Term Advance, 3.51%, 1/19/12		2,933	2,728,000
Oshkosh Truck Corp., Term B Loan, 6.60% – 6.64%, 12/06/13		1,032	1,026,883

			5,486,883

Media — 12.8%
Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		2,095	1,833,388
Cengage Learning Acquisitions, Inc. (Thomson Learning) Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		4,100	3,936,000
Cequel Communications, LLC:
Second Lien Tranche A Term Loan, 6.27% – 6.28%, 5/05/14		4,243	3,914,428
Term Loan, 2.27% – 4.25%, 11/05/13		1,614	1,524,463
Charter Communications, Term Loan B1, 7.94%, 3/25/14 (a)(c)		1,000	999,500
Ellis Communications KDOC, LLC Loan, 10.00%, 12/30/11		3,879	1,086,013
HMH Publishing Co. Ltd., (fka Education Media) Tranche A Term Loan, 5.26%, 6/12/14		4,663	3,607,811
Hanley-Wood, LLC (FSC Acquisition), Term Loan, 2.52% – 2.54%, 3/08/14		985	415,342
Lamar Media Corp., Term Loan, 5.50%, 9/28/12		750	738,750
MCC Iowa LLC (Mediacom Broadband Group) Tranche D-1 Term Loan, 2.01%, 1/31/15		269	250,906
Mediacom Illinois, LLC (fka Mediacom Communications, LLC), Tranche D Term Loan, 5.50%, 3/31/17		500	498,750
Newsday, LLC Fixed Rate Term Loan, 9.75%, 8/01/13		3,250	3,306,875
Penton Media, Inc., Term Loan (First Lien), 2.51% – 2.74%, 2/01/13		733	491,194
Quebecor Media Exit Term Loan, 9.00%, 6/30/12		500	496,250
Sunshine Acquisition Ltd. (aka HIT Entertainment) Term Facility, 2.73%, 7/31/14		500	415,625
United Pan Europe Communications Term Loan, 3.76%, 12/31/16		1,750	1,719,375

			25,234,670

Metals & Mining — 1.3%
Euramax International Plc, Domestic Loan (Second Lien):
10.00%, 6/29/13		865	372,080
14.00%, 6/29/13 (g)		827	355,490
RathGibson, Inc., Debtor in Possession Loan, 10.50% – 10.75%, 2/10/10		1,796	1,795,560

			2,523,130

Multi-Utilities — 0.4%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.):
First Lien Term Loan B, 3.13%, 11/01/13		797	733,991
Synthetic Letter of Credit, 3.15%, 11/01/13		103	94,572

			828,563

Multiline Retail — 0.4%
Dollar General Corp. Tranche B-2 Term Loan, 3.01%, 7/07/14		750	720,729

Floating Rate Loan Interests		Par (000)	Value

Oil, Gas & Consumable Fuels — 1.3%
Big West Oil, LLC (a)(c):
Delayed Advance Loan, 4.50%, 5/15/14	USD	547	$503,198
Initial Advance Loan, 4.50%, 5/15/14		434	398,977
ScorpionDrilling Ltd. Loan (Second Lien), 8.10%, 5/08/14		2,000	1,660,000

			2,562,175

Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Term B Loan, 2.34% – 2.65%, 12/20/12		517	499,164

Pharmaceuticals — 0.2%
Warner Chilcott Co., Inc.:
Tranche B Acquisition Date Term Loan, 2.26% – 2.60%, 1/18/12		369	366,804
Tranche C Acquisition Date Term Loan, 2.26%, 1/18/12		129	128,641

			495,445

Real Estate Management & Development — 1.1%
Realogy Corp., Synthetic Letter of Credit, 4.24%, 10/10/13		2,940	2,240,700

Specialty Retail — 0.4%
Adesa, Inc. (KAR Holdings, Inc.), Initial Term Loan, 2.52%, 10/20/13		750	703,750

Wireless Telecommunication Services — 0.5%
Digicel International Finance Ltd., Tranche A, 3.13%, 3/01/12		1,000	950,000

Total Floating Rate Loan Interests — 45.7%			89,785,718

Other Interests (h)	Beneficial Interest (000)

Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred Equity Interests	—	(i)	365,704

Media — 0.0%
Adelphia Preferred Escrow	3		—
Adelphia Recovery Trust Series ACC-6B INT	250		25

			25

Total Other Interests — 0.2%			365,729

Total Long-Term Investments (Cost — $268,836,015) — 106.3%			208,759,336

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, 0.22% (j)(k)	1,492,725	1,492,725

Total Short-Term Securities (Cost — $1,492,725) — 0.8%		1,492,725

Total Investments (Cost — $270,328,740*) — 107.1%		210,252,061
Liabilities in Excess of Other Assets — (7.1)%		(13,938,584)

Net Assets — 100.0%		$196,313,477

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$271,030,531

Gross unrealized appreciation	$6,526,537
Gross unrealized depreciation	(67,305,007)

Net unrealized depreciation	$(60,778,470)

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Schedule of Investments (continued)	BlackRock Senior High Income Fund, Inc. (ARK)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Amount is less than $1,000.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	$1,492,725	$4,710
BlackRock Liquidity Series, LLC Cash Sweep Series	$(4,346,896)	$1,683

(k)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31,2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 552,552	CAD 600,000	Barclays Bank Plc	10/28/09	$4,432

•	Credit default swaps on single-name issues — buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2013	USD	5,000	$(420,147)
Masco Corp.	5.30%	JPMorgan Chase Bank NA	March 2014	USD	1,000	(110,160)
Host Hotels & Resorts LP	5.00%	Goldman Sachs Bank USA	March 2014	USD	2,500	(347,933)
Mohawk Industries,Inc.	4.45%	JPMorgan Chase Bank NA	March 2014	USD	1,000	(99,231)
Lennar Corp.	5.75%	JPMorgan Chase Bank NA	June 2014	USD	550	(66,170)

Total						$(1,043,641)

•	Credit default swaps on single-name issues — sold protection outstanding as of August 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Rating[1]	Notional Amount (000)[2]	Unrealized Depreciation

Ford Motor Co.	2.05%	Deutsche Bank AG	March 2010	CCC	USD 5,000	$(123,489)

[1]	Using Standard and Poor’s ratings of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement. See Note 2 of the Notes to Financial Statements.

•	Currency Abbreviations:

CAD Canadian Dollar USD US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	43

Schedule of Investments (concluded)	BlackRock Senior High Income Fund, Inc. (ARK)

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$3,143,313
Short-Term Securities	1,492,725

Total Level 1	4,636,038

Level 2
Long-Term Investments:
Corporate Bonds	108,482,954
Floating Rate Loan Interests	53,344,126
Common Stocks	664,666

Total Level 2	162,491,746

Level 3
Long-Term Investments:
Corporate Bonds	6,250,930
Floating Rate Loan Interests	36,441,592
Common Stocks	66,026
Other Interests	365,729

Total Level 3	43,124,277

Total	$210,252,061

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$4,432	$(1,167,130)
Level 3	—	(4,099)

Total	$4,432	$(1,171,229)

[1]	Other financial instruments are foreign currency exchange contracts and swaps which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investment in Securities

	Corporate Bonds	Floating Rate Loan Interests	Common Stocks	Other Interests	Total

Balance, as of February 28, 2009	$8,229,614	$44,351,082	$55,976	$25	$52,636,697
Realized gain (loss)	172	(7,504,296)	—	—	(7,504,124)
Change in unrealized appreciation (depreciation)[2]	(835,551)	22,719,592	—	—	21,884,041
Net purchases (sales)	(3,545,368)	(24,510,761)	—	—	(28,056,129)
Net transfers in/out of Level 3	2,402,063	1,385,975	10,050	365,704	4,163,792

Balance, as of August 31, 2009	$6,250,930	$36,441,592	$66,026	$365,729	$43,124,277

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statements of Operations.

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Balance, as of August 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level[3]	$(4,099)

Balance, as of August 31, 2009	$(4,099)

[3]	Other financial instruments are unfunded loan commitments.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Statements of Assets and Liabilities

August 31, 2009 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)	BlackRock Debt Strategies Fund, Inc. (DSU)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)	BlackRock Senior High Income Fund, Inc. (ARK)

Assets

Investments at value — unaffiliated[1]	$233,316,691	$256,990,953	$402,214,164	$148,017,633	$208,759,336
Investments at value — affiliated[2]	2,032,607	2,029,452	501	2,466,296	1,492,725
Unrealized appreciation on foreign currency exchange contracts	8,514	8,787	14,522	24,608	4,432
Unrealized appreciation on unfunded loan commitments	—	—	4,235	—	—
Unrealized appreciation on swaps	424,847	48,435	39,105	—	—
Foreign currency at value[3]	2,178,629	1,013,695	442,658	2,254,775	—
Cash	143,188	—	2,760,445	—	13,320
Cash collateral on swaps	400,000	—	—	—	400,000
Interest receivable	5,248,188	5,350,191	8,007,955	2,039,078	3,312,672
Swap premiums paid	868,510	213,215	848,008	791,608	1,398,411
Investments sold receivable	733,027	693,563	1,996,988	5,011,355	3,081,547
Swaps receivable	51,197	54,705	5,836	37,472	20,215
Dividends receivable	—	74,479	64,897	—	—
Commitment fees receivable	—	—	11,182	—	—
Principal paydown receivable	—	3,134	—	—	—
Income receivable — affiliated	—	—	223	—	—
Prepaid expenses	15,942	16,667	35,069	10,399	16,808
Other assets	—	8,399	46,699	38,882	2,674

Total assets	245,421,340	266,505,675	416,492,487	160,692,106	218,502,140

Liabilities

Loan payable	38,000,000	46,000,000	48,000,000	24,000,000	16,000,000
Unrealized depreciation on swaps	703,291	714,958	1,604,734	687,906	1,167,130
Unrealized depreciation on foreign currency exchange contracts	305,379	328,793	337,671	207,126	—
Unrealized depreciation on unfunded loan commitments	—	—	—	34,095	4,099
Investments purchased payable	3,438,546	3,768,436	10,069,458	9,305,205	4,677,975
Swaps payable	106,181	63,802	134,941	51,278	99,425
Investment advisory fees payable	102,300	133,054	199,974	92,944	89,850
Interest payable	43,570	51,495	44,213	22,840	18,663
Income dividends payable	205	98,659	—	92,794	130,682
Officer’s and Directors’ fees payable	381	402	47,868	384	147
Other affiliates payable	746	798	1,233	458	692
Other accrued expenses payable	13,694	—	12,153	—	—
Other liabilities	57,307	—	447,504	—	—

Total liabilities	42,771,600	51,160,397	60,899,749	34,495,030	22,188,663

Net Assets	$202,649,740	$215,345,278	$355,592,738	$126,197,076	$196,313,477

Net Assets Consist of

Paid-in capital[4]	$414,571,967	$492,246,502	$973,182,878	$200,169,626	$456,503,852
Undistributed (distributions in excess of) net investment income	2,944,433	801,924	(2,042,874)	(35,175)	1,738,295
Accumulated net realized loss	(176,350,864)	(235,178,483)	(419,762,484)	(48,055,638)	(200,685,194)
Net unrealized appreciation/depreciation	(38,515,796)	(42,524,665)	(195,784,782)	(25,881,737)	(61,243,476)

Net Assets	$202,649,740	$215,345,278	$355,592,738	$126,197,076	$196,313,477

Net asset value	$5.85	$5.77	$3.31	$12.02	$3.47

[1]	Investments at cost — unaffiliated	$271,279,887	$298,551,918	$596,239,724	$172,961,768	$268,836,015

[2]	Investments at cost — affiliated	$2,032,607	$2,029,452	$501	$2,466,296	$1,492,725

[3]	Foreign currency at cost	$2,177,436	$1,021,732	$347,867	$2,246,984	—

[4]	Shares outstanding, 200 million shares authorized, par value $0.10 per share	34,622,785	37,319,241	107,524,535	10,496,930	56,509,502

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	45

Statements of Operations

Six Months Ended August 31, 2009 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)	BlackRock Debt Strategies Fund, Inc. (DSU)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)	BlackRock Senior High Income Fund, Inc. (ARK)

Investment Income

Interest	$12,422,979	$13,254,487	$23,409,710	$5,777,937	$11,244,814
Dividends	308	10,555	—	—	—
Income — affiliated	5,376	6,905	8,083	5,928	6,393
Foreign taxes withheld	(1,022)	—	—	—	—
Facility and other fees	34,911	56,205	185,316	104,932	265,124

Total income	12,462,552	13,328,152	23,603,109	5,888,797	11,516,331

Expenses

Investment advisory	536,832	688,892	1,082,939	495,334	501,685
Borrowing cost[1]	122,914	127,481	214,152	91,905	142,502
Professional	58,640	68,755	121,974	62,699	69,154
Accounting services	28,957	26,985	59,792	12,111	26,348
Transfer agent	22,384	20,431	59,346	12,645	31,144
Custodian	12,600	12,735	11,682	6,024	7,530
Officer and Directors	11,904	12,103	27,954	7,729	11,341
Printing	7,754	8,483	21,507	10,736	12,252
Registration	5,906	6,235	19,297	4,621	9,789
Miscellaneous	31,834	32,964	39,617	18,899	28,488

Total expenses excluding interest expense	839,725	1,005,064	1,658,260	722,703	840,233
Interest expense	264,501	301,602	387,555	140,035	194,751

Total expenses	1,104,226	1,306,666	2,045,815	862,738	1,034,984
Less fees waived by advisor	(687)	(684)	(858)	(750)	(719)

Total expenses after fees waived	1,103,539	1,305,982	2,044,957	861,988	1,034,265

Net investment income	11,359,013	12,022,170	21,558,152	5,026,809	10,482,066

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(13,697,155)	(13,644,799)	(67,658,498)	(12,632,241)	(29,883,203)
Swaps	276,184	387,617	974,384	283,947	271,306
Foreign currency	(635,980)	(673,759)	(792,779)	(616,065)	(65,836)

	(14,056,951)	(13,930,941)	(67,476,893)	(12,964,359)	(29,677,733)

Net change in unrealized appreciation/depreciation on:
Investments	70,526,678	76,580,656	174,831,383	44,785,632	81,070,194
Swaps	3,021,095	2,859,061	(3,024,391)	2,212,257	(716,431)
Foreign currency	(583,483)	(588,454)	(438,975)	(467,421)	(6,971)
Unfunded corporate loans	—	—	4,235	142,565	(4,099)

	72,964,290	78,851,263	171,372,252	46,673,033	80,342,693

Total realized and unrealized gain	58,907,339	64,920,322	103,895,359	33,708,674	50,664,960

Net Increase in Net Assets Resulting from Operations	$70,266,352	$76,942,492	$125,453,511	$38,735,483	$61,147,026

[1]	See Note 8 of the Notes to Financial Statements for details of borrowings.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Statements of Changes in Net Assets

	BlackRock Corporate High Yield Fund, Inc. (COY)			BlackRock Corporate High Yield Fund III, Inc. (CYE)

Increase (Decrease) in Net Assets:	Six Months Ended August 31, 2009 (Unaudited)	Period June 1, 2008 to February 28, 2009	Year Ended May 31, 2008	Six Months Ended August 31, 2009 (Unaudited)	Period June 1, 2008 to February 28, 2009	Year Ended May 31, 2008

Operations

Net investment income	$11,359,013	$17,171,877	$25,842,085	$12,022,170	$18,684,715	$27,155,524
Net realized loss	(14,056,951)	(34,537,665)	(9,129,906)	(13,930,941)	(36,996,389)	(9,283,103)
Net change in unrealized appreciation/depreciation	72,964,290	(86,397,451)	(36,722,065)	78,851,263	(93,986,807)	(40,223,490)

Net increase (decrease) in net assets resulting from operations	70,266,352	(103,763,239)	(20,009,886)	76,942,492	(112,298,481)	(22,351,069)

Dividends to Shareholders From

Net investment income	(12,657,926)	(19,134,959)	(26,113,293)	(12,874,191)	(20,800,925)	(28,767,885)

Capital Share Transactions

Reinvestment of dividends	241,282	—	—	15,864	—	—

Net Assets

Total increase (decrease) in net assets	57,849,708	(122,898,198)	(46,123,179)	64,084,165	(133,099,406)	(51,118,954)
Beginning of period	144,800,032	267,698,230	313,821,409	151,261,113	284,360,519	335,479,473

End of period	$202,649,740	$144,800,032	$267,698,230	$215,345,278	$151,261,113	$284,360,519

Undistributed net investment income	$2,944,433	$4,243,346	$5,504,375	$801,924	$1,653,945	$3,076,301

	BlackRock Debt Strategies Fund, Inc. (DSU)		BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)

Increase (Decrease) in Net Assets:	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009

Operations

Net investment income	$21,558,152	$55,149,566	$5,026,809	$14,429,059
Net realized loss	(67,476,893)	(103,719,990)	(12,964,359)	(31,870,409)
Net change in unrealized appreciation/depreciation	171,372,252	(229,565,826)	46,673,033	(41,438,156)

Net increase (decrease) in net assets resulting from operations	125,453,511	(278,136,250)	38,735,483	(58,879,506)

Dividends to Shareholders From

Net investment income	(22,851,943)	(65,857,392)	(6,194,238)	(16,017,675)

Capital Share Transactions

Reinvestment of dividends	911,221	1,869,284	—	—

Net Assets

Total increase (decrease) in net assets	103,512,789	(342,124,358)	32,541,245	(74,897,181)
Beginning of period	252,079,949	594,204,307	93,655,831	168,553,012

End of period	$355,592,738	$252,079,949	$126,197,076	$93,655,831

Undistributed (distributions in excess of) net investment income	$(2,042,874)	$(749,083)	$(35,175)	$1,132,254

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	47

Statements of Changes in Net Assets (concluded)

	BlackRock Senior High Income Fund, Inc. (ARK)

Increase (Decrease) in Net Assets:	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009

Operations

Net investment income	$10,482,066	$23,218,610
Net realized loss	(29,677,733)	(55,099,290)
Net change in unrealized appreciation/depreciation	80,342,693	(82,255,118)

Net increase (decrease) in net assets resulting from operations	61,147,026	(114,135,798)

Dividends and Distributions to Shareholders From

Net investment income	(8,476,425)	(24,063,310)
Tax return of capital	—	(3,089,535)

Total dividends and distributions to shareholders	(8,476,425)	(27,152,845)

Capital Share Transactions

Reinvestment of dividends	—	239,560

Net Assets

Total increase (decrease) in net assets	52,670,601	(141,049,083)
Beginning of period	143,642,876	284,691,959

End of period	$196,313,477	$143,642,876

Undistributed (distributions in excess of) net investment income	$1,738,295	$(267,346)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Statements of Cash Flows

August 31, 2009 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)	BlackRock Corporate High Yield Fund III, Inc. (CYE)	BlackRock Debt Strategies Fund, Inc. (DSU)	BlackRock Floating Rate Income Strategies Fund II, Inc. (FRB)	BlackRock Senior High Income Fund, Inc. (ARK)

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$70,266,352	$76,942,492	$125,453,511	$38,735,483	$61,147,026
Adjustments to reconcile net decrease/increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(177,678)	262,345	1,609,251	3,562	369,236
Increase in swaps receivable	(8,486)	(8,421)	(5,836)	(526)	—
(Increase) decrease in commitment fees receivable	—	64	(8,580)	—	—
(Increase) decrease in dividends receivable	296	(61,148)	11,488		—
Decrease (increase) in prepaid expenses	(9)	24,839	39,650	—	(2,674)
(Increase) decrease in other assets	23,985	—	—	(30,686)	—
Increase in other liabilities	57,307	—	447,504	—	—
Increase in investment advisor payable	27,605	37,362	33,009	22,761	15,350
Increase in interest expense payable	32,152	41,161	13,846	14,629	3,664
Decrease in other affiliates payable	(939)	(1,067)	(1,079)	(302)	(1,231)
(Decrease) increase in accrued expenses payable	(95,702)	(95,146)	(153,416)	(79,219)	(107,969)
(Decrease) increase in swaps payable	105,521	63,143	6,482	(7,886)	(8,011)
Increase in Officers and Directors payable	257	271	23,161	251	30
Swap premium received	2,611,387	3,481,938	—	—	—
Swap premium paid	(3,235,128)	(3,380,907)	(175,737)	—	(166,551)
Net realized and unrealized gain	(59,405,538)	(65,313,092)	(102,770,526)	(34,080,401)	(50,049,353)
Amortization of premium and discount on investments	(1,222,929)	(2,254,241)	(1,919,514)	(865,854)	(755,308)
Cash collateral on swaps	2,100,000	—	—	—	1,100,000
Paid-in-kind income	(440,662)	(561,361)	(1,655,298)	(139,965)	(479,665)
Proceeds from sales and paydowns of long-term securities	85,360,454	90,845,908	150,575,288	49,239,008	89,510,159
Purchases of long-term securities	(84,650,957)	(94,463,454)	(109,824,171)	(44,256,041)	(64,020,280)
Net proceeds from sales of short-term investments	5,078,656	6,341,070	4,724,759	1,641,882	2,854,171

Cash provided by operating activities	16,425,944	11,901,756	66,423,792	10,196,696	39,408,594

Cash Used for Financing Activities

Cash receipts from borrowings	38,000,000	50,000,000	88,000,000	50,000,000	55,000,000
Cash payments from borrowings	(38,700,000)	(48,200,000)	(130,000,000)	(52,000,000)	(86,000,000)
Cash dividends paid to shareholders	(12,544,037)	(12,897,461)	(22,328,536)	(6,210,627)	(8,517,697)
Increase in bank overdraft	(926,999)	—	—	—	—

Cash used for financing activities	(14,171,036)	(11,097,461)	(64,328,536)	(8,210,627)	(39,517,697)

Cash Impact from Foreign Exchange Fluctuations

Cash impact from foreign exchange fluctuations	(1)	(8,037)	149,502	13,521	—

Cash

Net increase (decrease) in cash	2,254,907	796,258	2,244,758	1,999,590	(109,103)
Cash and foreign currency at beginning of year	66,910	217,437	958,345	255,185	122,423

Cash and foreign currency at end of year	$2,321,817	$1,013,695	$3,203,103	$2,254,775	$13,320

Cash Flow Information

Cash paid for interest	$232,349	$260,441	$373,709	$125,406	$191,087

Noncash Financing Activities:

Capital shares issued in reinvestment of dividends paid to shareholders	241,282	15,864	—	—	—

A Statement of Cash Flows is presented when a Fund had a significant amount of borrowing during the period, based on the average borrowings outstanding in relation to average total assets.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	49

Financial Highlights	BlackRock Corporate High Yield Fund, Inc. (COY)

	Six Months Ended August 31, 2009	Period June 1, 2008 to February 28,

			Year Ended May 31,

	(Unaudited)	2009	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$4.19	$7.74	$9.07	$8.52	$8.53	$8.48	$8.01

Net investment income[1]	0.33	0.50	0.75	0.73	0.74	0.87	0.91
Net realized and unrealized gain (loss)	1.70	(3.50)	(1.32)	0.49	0.02	0.07	0.56

Net increase (decrease) from investment operations	2.03	(3.00)	(0.57)	1.22	0.76	0.94	1.47

Dividends from net investment income	(0.37)	(0.55)	(0.76)	(0.67)	(0.77)	(0.89)	(1.00)

Net asset value, end of period	$5.85	$4.19	$7.74	$9.07	$8.52	$8.53	$8.48

Market price, end of period	$6.06	$3.91	$7.28	$8.47	$7.42	$8.46	$8.23

Total Investment Return[2]

Based on net asset value	49.85%[3]	(38.98)%[3]	(5.49)%	15.60%	9.75%	11.31%	18.65%

Based on market price	66.35%[3]	(39.46)%[3]	(4.81)%	23.96%	(3.63)%	13.75%	6.75%

Ratios to Average Net Assets

Total expenses	1.27%[4]	2.29%[4]	2.33%	3.25%	2.39%	1.69%	1.39%

Total expenses after fees waived and paid indirectly	1.27%[4]	2.29%[4]	2.33%	3.25%	2.39%	1.69%	1.39%

Total expenses after fees waived and paid indirectly and excluding interest expense	0.97%[4]	1.17%[4]	0.83%	0.91%	0.90%	0.87%	0.91%

Net investment income	13.08%[4]	11.45%[4]	9.15%	8.36%	8.55%	9.85%	10.72%

Supplemental Data

Net assets, end of period (000)	$202,650	$144,800	$267,698	$313,821	$294,759	$294,218	$291,654

Amount of loan outstanding, end of period (000)	$38,000	$38,700	$64,700	$126,200	$127,700	$100,600	$100,400

Average amount of loan outstanding during the period (000)	$40,999	$59,553	$81,598	$125,974	$101,539	$104,938	$101,764

Portfolio turnover	41%	37%	38%	62%	57%	57%	83%

Asset coverage, end of period per $1,000	$6,333	$4,742	$5,138	$3,487	$3,308	$3,925	$3,905

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Financial Highlights	BlackRock Corporate High Yield Fund III, Inc. (CYE)

	Six Months Ended August 31, 2009	Period June 1, 2008 to February 28,

			Year Ended May 31,

	(Unaudited)	2009	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$4.05	$7.62	$8.99	$8.46	$8.46	$8.43	$7.86

Net investment income[1]	0.32	0.50	0.73	0.71	0.72	0.85	0.88
Net realized and unrealized gain (loss)	1.75	(3.51)	(1.33)	0.49	0.02	0.07	0.58

Net increase (decrease) from investment operations	2.07	(3.01)	(0.60)	1.20	0.74	0.92	1.46

Dividends from net investment income	(0.35)	(0.56)	(0.77)	(0.67)	(0.74)	(0.89)	(0.89)

Capital charges with respect to issuance of Common Shares	—	—	—	—	—	—	0.00 [2]

Net asset value, end of period	$5.77	$4.05	$7.62	$8.99	$8.46	$8.46	$8.43

Market price, end of period	$5.62	$3.57	$7.03	$8.53	$7.36	$8.38	$7.97

Total Investment Return[3]

Based on net asset value	52.83%[4]	(39.69)%[4]	(5.69)%	15.51%	9.78%	11.24%	19.33%

Based on market price	68.87%[4]	(42.38)%[4]	(8.30)%	25.98%	(3.59)%	16.55%	6.07%

Ratios to Average Net Assets

Total expenses	1.43%[5]	2.45%[5]	2.47%	3.38%	2.49%	1.81%	1.51%

Total expenses after fees waived and paid indirectly	1.43%[5]	2.45%[5]	2.47%	3.38%	2.49%	1.81%	1.51%

Total expenses after fees waived and paid indirectly and excluding interest expense	1.10%[5]	1.29%[5]	0.96%	1.04%	1.00%	0.99%	1.01%

Net investment income	13.13%[5]	11.80%[5]	9.01%	8.25%	8.45%	9.71%	10.48%

Supplemental Data

Net assets, end of period (000)	$215,345	$151,261	$284,361	$335,479	$315,699	$315,626	$313,583

Amount of loan outstanding, end of period (000)	$46,000	$44,200	$71,700	$129,700	$141,000	$107,800	$109,600

Average amount of loan outstanding during the period (000)	$46,385	$65,500	$88,466	$134,704	$109,144	$112,501	$112,297

Portfolio turnover	40%	37%	38%	62%	56%	55%	83%

Asset coverage, end of period per $1,000	$5,861	$4,422	$4,966	$3,587	$3,239	$3,928	$3,861

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	51

Financial Highlights	BlackRock Debt Strategies Fund, Inc. (DSU)

	Six Months Ended August 31, 2009	Year Ended February 28,	Year Ended February 29,

				Year Ended February 28,

	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$2.35	$5.57	$7.01	$6.69	$7.06	$6.71

Net investment income[1]	0.20	0.52	0.66	0.68	0.63	0.67
Net realized and unrealized gain (loss)	0.97	(3.12)	(1.43)	0.28	(0.35)	0.34

Net increase (decrease) from investment operations	1.17	(2.60)	(0.77)	0.96	0.28	1.01

Dividends from net investment income	(0.21)	(0.62)	(0.67)	(0.64)	(0.65)	(0.66)

Net asset value, end of period	$3.31	$2.35	$5.57	$7.01	$6.69	$7.06

Market price, end of period	$3.35	$2.07	$5.43	$7.28	$6.77	$6.71

Total Investment Return[2]

Based on net asset value	51.87%[3]	(50.19)%	(11.72)%	15.35%	4.57%	15.95%

Based on market price	74.49%[3]	(54.99)%	(17.13)%	18.37%	11.34%	10.53%

Ratios to Average Net Assets

Total expenses	1.36%[4]	2.42%	3.13%	3.16%	2.63%	1.83%

Total expenses after fees waived	1.36%[4]	2.42%	3.13%	3.16%	2.63%	1.83%

Total expenses after fees waived and excluding interest expense	1.10%[4]	1.20%	0.99%	0.99%	1.02%	1.02%

Net investment income	14.31%[4]	11.79%	9.90%	9.97%	9.55%	9.84%

Supplemental Data

Net assets, end of period (000)	$355,593	$252,080	$594,204	$745,944	$708,411	$745,256

Amount of loan outstanding, end of period (000)	$48,000	$90,000	$199,000	$298,600	$259,900	$298,400

Average amount of loan outstanding during the period (000)	$59,497	$163,286	$272,846	$283,906	$294,371	$304,549

Portfolio turnover	32%	44%	51%	65%	46%	60%

Asset coverage, end of period per $1,000	$8,408	$3,801	$3,986	$3,498	$3,726	$3,498

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Financial Highlights	BlackRock Floating Rate Income Strategies Fund II Inc. (FRB)

	Six Months Ended August 31, 2009	Year Ended February 28,	Year Ended February 29,	Year Ended February 28,		Period July 30, 2004[1] to February 28,

	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.92	$16.06	$19.28	$19.39	$19.74	$19.10

Net investment income[2]	0.48	1.37	1.55	1.55	1.33	0.58
Net realized and unrealized gain (loss)	3.21	(6.98)	(3.27)	(0.12)	(0.31)	0.57

Net increase (decrease) from investment operations	3.69	(5.61)	(1.72)	1.43	1.02	1.15

Dividends and distributions to shareholders from:
Net investment income	(0.59)	(1.53)	(1.50)	(1.54)	(1.27)	(0.47)
Net realized gain	—	—	—	—	(0.10)	(0.01)

Total dividends and distributions	(0.59)	(1.53)	(1.50)	(1.54)	(1.37)	(0.48)

Capital charges resulting from issuance of Common Shares	—	—	—	—	—	(0.03)

Net asset value, end of period	$12.02	$8.92	$16.06	$19.28	$19.39	$19.74

Market price, end of period	$11.45	$8.28	$14.75	$18.50	$17.76	$19.44

Total Investment Return[3]

Based on net asset value	42.76%[4]	(36.46)%	(8.98)%	8.31%	6.07%	5.97%[4]

Based on market price	46.51%[4]	(35.78)%	(12.88)%	13.47%	(1.35)%	(0.34)%[4]

Ratios to Average Net Assets

Total expenses	1.56%[5]	2.48%	2.78%	2.87%	2.46%	1.48%[5]

Total expenses after fees waived and paid indirectly	1.56%[5]	2.48%	2.78%	2.87%	2.46%	1.30%[5]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.31%[5]	1.38%	1.20%	1.22%	1.25%	0.92%[5]

Net investment income	9.11%[5]	10.08%	8.39%	8.03%	6.88%	5.11%[5]

Supplemental Data

Net assets, end of period (000)	$126,197	$93,656	$168,553	$202,364	$203,557	$207,255

Amount of loan outstanding, end of period (000)	$24,000	$26,000	$50,000	$47,000	$61,400	$60,300

Average amount of loan outstanding during the period (000)	$21,639	$45,165	$55,269	$61,022	$63,725	$29,072

Portfolio turnover	38%	47%	65%	65%	72%	30%

Asset coverage, end of period per $1,000	$6,258	$4,602	$4,371	$5,306	$4,315	$4,437

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	53

Financial Highlights	BlackRock Senior High Income Fund, Inc. (ARK)

	Six Months Ended August 31, 2009	Year Ended February 28,	Year Ended February 29,

				Year Ended February 28,

	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$2.54	$5.04	$6.17	$6.00	$6.28	$6.10

Net investment income[1]	0.19	0.41	0.54	0.57	0.55	0.57
Net realized and unrealized gain (loss)	0.89	(2.43)	(1.11)	0.16	(0.27)	0.16

Net increase (decrease) from investment operations	1.08	(2.02)	(0.57)	0.73	0.28	0.73

Dividends and distributions to shareholders from:
Net investment income	(0.15)	(0.43)	(0.56)	(0.56)	(0.56)	(0.55)
Tax return of capital	—	(0.05)	—	—	—	—

Total dividends and distributions	(0.15)	(0.48)	(0.56)	(0.56)	(0.56)	(0.55)

Net asset value, end of period	$3.47	$2.54	$5.04	$6.17	$6.00	$6.28

Market price, end of period	$3.18	$2.21	$4.91	$6.53	$5.88	$6.21

Total Investment Return[2]

Based on net asset value	43.72%[3]	(42.15)%	(9.76)%	12.82%	5.07%	12.88%

Based on market price	51.37%[3]	(48.33)%	(16.94)%	21.84%	4.13%	11.44%

Ratios to Average Net Assets

Total expenses	1.21%[4]	2.24%	2.70%	3.03%	2.39%	1.69%

Total expenses after fees waived	1.21%[4]	2.24%	2.70%	3.03%	2.39%	1.69%

Total expenses after fees waived and excluding interest expense	0.98%[4]	1.05%	0.86%	0.90%	0.91%	0.91%

Net investment income	12.28%[4]	9.96%	9.16%	9.42%	9.23%	9.28%

Supplemental Data

Net assets, end of period (000)	$196,313	$143,643	$284,692	$347,449	$335,690	$349,791

Amount of loan outstanding, end of period (000)	$16,000	$47,000	$91,500	$132,000	$141,700	$147,500

Average amount of loan outstanding during the period (000)	$29,913	$79,422	$109,978	$131,575	$128,461	$137,934

Portfolio turnover	35%	49%	48%	62%	48%	54%

Asset coverage, end of period per $1,000	$13,270	$4,056	$4,112	$3,632	$3,369	$3,371

[1]	Based on average shares outstanding.

[2]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Corporate High Yield Fund, Inc. (“COY”), BlackRock Corporate High Yield Fund III, Inc. (“CYE”), BlackRock Debt Strategies Fund, Inc. (“DSU”) and BlackRock Floating Rate Income Strategies Fund II, Inc. (“FRB”) (the “Funds” or individually as the “Fund”) are registered under the investment Company Act of 1940, as amended (the “1940 Act”), as diversified, closed-end management investment companies. BlackRock Senior High Income Fund, Inc. (“ARK”) is registered under the 1940 Act as a non-diversified, closed-end management investment company. Each of the Funds is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Funds determine and make available for publication the net asset values of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of each Fund’s Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Funds’ value their investments in Cash Sweep Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or are not available, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of each Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	55

Notes to Financial Statements (continued)

Preferred Stock: Certain Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loans: The Funds may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions and privately and publicly offered corporations. Floating rate loans are senior in the debt structure of a corporation. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Funds consider these investments to be investments in debt securities for purposes of their investment policies.

The Funds earn and/or pay facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recognized on the accrual basis. When a Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Funds may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Funds may include covenant waiver fees and covenant modification fees.

The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Fund either delivers collateral or segregates assets in connection with certain investments (e.g., foreign currency exchange contracts and swaps) each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments (e.g., swaps). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), each party may be required to deliver additional collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recorded on the accrual basis. Each Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the three years

56	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Notes to Financial Statements (continued)

ended May 31, 2008 and the period ended February 28, 2009 for Corporate High Yield and Corporate High Yield III, and for each of the four years ended February 28, 2009 for Debt Strategies, Floating Rate Income Strategies II and Senior High Income. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Funds’ financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, non-interested Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in Common Shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the value of the underlying security or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable coun-terparties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counter-party not perform under the contracts. Options written by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded options is minimal because of the protection against defaults provided by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by a Fund. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to underlying instruments. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) a Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased

SEMI-ANNUAL REPORT	AUGUST 31, 2009	57

Notes to Financial Statements (continued)

or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options.

Swaps: The Funds may enter into swap agreements, in which a Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Funds are recorded in the Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Funds enter into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

58	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Notes to Financial Statements (continued)

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of August 31, 2009*

	Asset Derivatives

		COY	CYE	DSU	FRB	ARK

	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$8,514	$8,787	$14,522	$24,608	$4,432
Credit contracts	Unrealized appreciation on swaps	424,847	48,435	39,105	—	—
Equity contracts	Investments at value — unaffiliated	17,000	—	—	11,000	—

Total		$450,361	$57,222	$53,627	$35,608	$4,432

	Liability Derivatives

		COY	CYE	DSU	FRB	ARK

	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$305,379	$328,793	$337,671	$207,126	—
Credit contracts	Unrealized depreciation on swaps	703,291	714,958	1,604,734	687,906	$1,167,130

Total		$1,008,670	$1,043,751	$1,942,405	$895,032	$1,167,130

*	For open derivative instruments as of August 31, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended August 31, 2009.

The Effect of Derivative Instruments on the Statements of Operations Year Ended August 31, 2009

Net Realized Gain (Loss) From Derivatives Recognized in Income

	COY	CYE	DSU	FRB	ARK

Foreign currency exchange contracts	$(617,619)	$(661,372)	$(769,955)	$(623,206)	$(65,836)
Credit contracts:
Swaps	276,184	387,617	974,384	283,947	271,306

Total	$(341,435)	$(273,755)	$204,429	$(339,259)	$205,470

Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

	COY	CYE	DSU	FRB	ARK

Foreign currency exchange contracts	$(583,791)	$(623,902)	$(625,053)	$(432,478)	$(6,971)
Credit contracts:
Swaps	3,021,095	2,859,061	(3,024,391)	2,212,257	(716,431)
Equity contracts:
Options	(10,455)	—	—	(6,765)	—

Total	$2,426,849	$2,235,159	$(3,649,444)	$1,773,014	$(723,402)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at the following annual rates of the average daily value of each Fund’s net assets, plus the proceeds of any outstanding borrowings used for leverage:

COY	0.50%
CYE	0.60%
DSU	0.60%
FRB	0.75%
ARK	0.50%

SEMI-ANNUAL REPORT	AUGUST 31, 2009	59

Notes to Financial Statements (continued)

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager, under which the Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Funds to the Manager.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Funds pay to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statements of Operations.

For the six months ended August 31, 2009, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations were as follows:

Reimbursement to Manager

COY	$2,181
CYE	$2,242
DSU	$4,232
FRB	$1,528
ARK	$1,979

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended August 31, 2009 were as follows:

	Purchases	Sales

COY	$86,948,446	$84,639,100
CYE	$97,047,976	$91,160,449
DSU	$115,195,401	$148,776,628
FRB	$52,942,447	$49,540,382
ARK	$66,767,286	$86,318,320

5. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counter-party risks, consist principally of investments and cash due from counterpar-ties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Funds’ Statements of Assets and Liabilities.

6. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares, par value $0.10 per share, all of which were initially classified as Common Shares. At August 31, 2009, the shares owned by affiliates of the Manager of Floating Rate Income Strategies II were 8,182. The Board is authorized, however, to classify and reclassify any unissued shares without approval of shareholders. Shares issued and outstanding during the six months ended August 31, 2009 and the period ended February 28, 2009 increased by the following amounts as a result of dividend reinvestment.

	August 31, 2009	February 28, 2009

COY	41,825	—
CYE	2,744	—
DSU	289,050	499,727
ARK	—	75,664

Shares issued and outstanding remained constant for COY and CYE for the year ended May 31, 2008 and for FRB for the six months ended August 31, 2009 and the year ended February 28, 2009.

7. Commitments:

The Funds may invest in floating rate loans. In connection with these investments, the Funds may also enter into unfunded corporate loans (“commitments”). Commitments may obligate the Funds to furnish temporary financing to a borrower until permanent financing can be arranged. As of August 31, 2009, the Funds had the following unfunded loan commitments:

DSU

Borrower	Unfunded Commitment (000)	Value of Underlying Loans (000)

Smurfit-Stone Container Enterprises, Inc., Debtor in Possession Term Loan	$697	$666
Big West Oil LLC, Delayed Advance Loan	$162	$149

FRB

Borrower	Unfunded Commitment (000)	Value of Underlying Loans (000)

Big West Oil, LLC, Initial Advance Loan	$441	$407
Smurfit-Stone Container Enterprises, Inc., Debtor in Possession Term Loan	$403	$384
Vought Aircraft Industries, Inc.	$370	$346

ARK

Borrower	Unfunded Commitment (000)	Value of Underlying Loans (000)

Smurfit-Stone Container Enterprises, Inc., Debtor in Possession Term Loan	$398	$380

60	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Notes to Financial Statements (continued)

8. Borrowings:

On May 16, 2008, the Funds renewed their revolving credit and security Agreements (“Citicorp Agreement”) pursuant to a commercial paper asset securitization program with Citicorp North America, Inc. (“Citicorp”), as Agent, certain secondary backstop lenders and certain asset securitization conduits, as lenders (the “Lenders”). The agreement was renewed for one year and at the time of renewal had maximum limits as follows:

Maximum Limit

COY	$135,000,000
CYE	$143,000,000
DSU	$309,000,000
FRB	$88,000,000
ARK	$148,000,000

Under the Citicorp Agreement, the conduits funded advances to each Fund through the issuance of highly rated commercial paper as shown in the Statements of Assets and Liabilities as loan payable. Each Fund had granted a security interest in substantially all of its assets to, and in favor of, the Lenders as security for its obligations to the Lenders. The interest rate on each Fund’s borrowings was based on the interest rate carried by the commercial paper plus a program fee. In addition, each Fund paid a liquidity fee to the secondary backstop lenders and the agent. Under the Citicorp Agreement, the Funds were subject to certain conditions and covenants, which included among other things limitations on asset declines over prescribed time periods. As a result of the decline in net assets attributable to market conditions, certain terms of the facility were renegotiated effective December 5, 2008, for COY, CYE, DSU and ARK and effective December 31, 2008 for FRB, which included waivers of certain financial covenants by the Lenders, an increase in program and liquidity fees under the facility and a reduction of the maximum limits to as follows:

Maximum Limit

COY	$81,000,000
CYE	$85,000,000
DSU	$174,000,000
FRB	$88,000,000
ARK	$91,000,000

On March 5, 2009, the Funds terminated their revolving credit agreement with Citicorp and entered into a senior committed secured, 364-day revolving line of credit and a separate security agreement (the “SSB Agreement”) with State Street Bank and Fund Company (“SSB”). The SSB Agreement has the same maximum limits as the renegotiated limits under the Citigroup Agreement except for DSU which was lowered to $135,000,000 and FRB which lowered to $58,000,000. The Funds have granted a security interest in substantially all of its assets to SSB.

Advances are made by SSB to the Funds, at the Funds option (a) the higher of 1.0% above the Fed Effective Rate or 1.0% above the Overnight LIBOR Rate and (b) 1.0% above 7-day, 30-day, or 60-day LIBOR Rate. In addition, the Funds pay a facility fee and a commitment fee based upon SSBs total commitment to the Funds. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of August 31, 2009 are shown in the Statements of Assets and Liabilities as loan payable.

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended August 31, 2009, the daily weighted average interest rates under the revolving credit agreement were as follows:

Daily Weighted Average Interest Rate

COY	1.29%
CYE	1.30%
DSU	1.30%
FRB	1.29%
ARK	1.30%

SEMI-ANNUAL REPORT	AUGUST 31, 2009	61

Notes to Financial Statements (concluded)

9. Capital Loss Carryforwards:

As of February 28, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires February 28,	COY	CYE	DSU	FRB	ARK

2010	$33,478,307	$52,918,036	$90,564,493	—	$54,958,583
2011	77,885,783	119,513,437	85,285,305	—	30,706,546
2012	6,647,369	1,938,881	17,223,475	—	22,345,071
2013	—	—	21,126,025	—	—
2014	—	—	20,233,987	$203,838	4,906,362
2015	—	—	3,578,574	1,315,945	1,585,622
2016	454,146	363,401	—	—	—
2017	23,362,414	24,709,530	56,690,782	12,168,927	27,675,242

Total	$141,828,019	$199,443,285	$294,702,641	$13,688,710	$142,177,426

10. Subsequent Events:

Each Fund paid a net investment income dividend on September 30, 2009 to shareholders of record on September 15, 2009 as follows:

Common Dividend Per Share

COY	$0.061
CYE	$0.055
DSU	$0.031
FRB	$0.081
ARK	$0.025

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through October 29, 2009, the date the financial statements were issued.

62	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors (each, a “Board” and, collectively, the “Boards,” and the members of which are referred to as “Board Members”) of each of BlackRock Corporate High Yield Fund, Inc. (“COY”), BlackRock Corporate High Yield Fund III, Inc. (“CYE”), BlackRock Debt Strategies Fund, Inc. (“DSU”), BlackRock Floating Rate Income Strategies Fund II, Inc. (“FRB”) and BlackRock Senior High Income Fund, Inc. (“ARK” and together with COY, CYE, DSU and FRB, each a “Fund,” and, collectively, the “Funds”) met on April 14, 2009 and May 28 – 29, 2009 to consider the approval of its respective Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. Each Board also considered the approval of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) between its respective Fund, the Manager and BlackRock Financial Management, Inc. (the “Sub-Advisor”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.” Unless otherwise indicated, references to actions taken by the “Board” or the “Boards” shall mean each Board acting independently with respect to its respective Fund.

Activities and Composition of the Boards

Each Board consists of twelve individuals, ten of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members of each Fund are responsible for the oversight of the operations of such Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which has one interested Board Member) and is chaired by an Independent Board Member. In addition, each Board has established an Ad Hoc Committee on Auction Market Preferred Shares.

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to its respective Fund by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any outperformance or underperformance against its peers; (b) fees, including advisory and other amounts paid to BlackRock and its affiliates by the Funds for services such as call center and fund accounting; (c) the Funds’ operating expenses; (d) the resources devoted to, and compliance reports relating to, the Funds’ investment objectives, policies and restrictions; (e) the Funds’ compliance with their Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 14, 2009 meeting, each Board requested and received materials specifically relating to the Agreements. Each Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and open-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; and (f) an internal comparison of management fees classified by Lipper, if applicable.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	63

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on April 14, 2009, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 14, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 28 – 29, 2009 Board meeting.

At an in-person meeting held on May 28 – 29, 2009, each Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and such Fund and the Sub-Advisory Agreement between such Fund, the Manager and the Sub-Advisor, each for a one-year term ending June 30, 2010. The Boards considered all factors they believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Funds and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Funds; (d) economies of scale; and (e) other factors.

Each Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of its respective Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with such Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: Each Board, including its Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of its respective Fund. Throughout the year, each Board compared its respective Fund’s performance to the performance of a comparable group of closed-end funds, and the performance of at least one relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by its respective Fund’s portfolio management team discussing such Fund’s performance and such Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and its respective Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to its respective Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, each Board considered the quality of the administrative and non-investment advisory services provided to its respective Fund. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including: (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Funds; (iii) assisting with daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; and (viii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: Each Board, including its Independent Board Members, also reviewed and considered the performance history of its respective Fund. In preparation for the April 14, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, each Board received and reviewed information regarding the investment performance of its respective Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in such Fund’s applicable Lipper category. Each Board was provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of its respective Fund throughout the year.

64	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board of COY noted that although COY underperformed its Peers in at least two of the one-, three- and five-year periods reported, such underper-formance was not greater than 10% of the median return of its Peers for any of the periods. The Board concluded that BlackRock was committed to providing the resources necessary to assist the portfolio managers and to continue improving COY’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to manage COY.

The Board of CYE noted that CYE performed below the median of its Lipper performance universe in the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for CYE’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, exposure to senior bank loans negatively impacted returns. Additionally, CYE’s underweight to BB-rated credits and overweight to CCC-rated credits subtracted from returns as higher quality below investment-grade bonds strongly outperformed their lower quality counterparts.

The Board of DSU noted that DSU performed below the median of its Lipper performance universe in the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for DSU’S underperformance during these periods compared with its Peers. The Board was informed that, among other things, the pressure on bank loan and high yield prices during the period negatively impacted performance.

The Board of ARK noted that ARK performed below the median of its Lipper performance universe in the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for ARK’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, ARK was underweight higher-rated BB-rated securities as a function of its bottom-up security selection process, which impacted performance as higher-rated credits outperformed lower-rated ones by a substantial margin.

For CYE, DSU and ARK, the Board of each respective Fund and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve each such Fund’s performance.

The Board of FRB noted that in general FRB performed better than its Peers in that FRB’s performance was at or above the median of its Lipper Performance Universe in each of the one-year, three-year and since inception periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be realized by BlackRock and its Affiliates from their Relationship with the Funds: Each Board, including its Independent Board Members, reviewed its respective Fund’s contractual advisory fee rates compared with the other funds in its respective Lipper category. Each Board also compared its respective Fund’s total expenses, as well as actual management fees, to those of other comparable funds. Each Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed BlackRock’s profitability with respect to the Funds and other funds the Boards currently oversee for the year ended December 31, 2008 compared to available aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s overall operating margin compared to the operating margin for leading investment management firms whose operations include advising closed-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third-party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

Each Board noted that its respective Fund paid contractual management fees, which do not take into account any expense reimbursement or fee waivers, lower than or equal to the median contractual management fees paid by such Fund’s Peers.

D. Economies of Scale: Each Board, including its Independent Board Members, considered the extent to which economies of scale might be realized as the assets of its respective Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable such Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of such Fund. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	65

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

The Boards noted that most closed-end fund complexes do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering and each fund is managed independently, consistent with its own investment objectives. The Boards noted that only one closed-end fund in the Fund Complex has breakpoints in its fee structure. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure.

E. Other Factors: The Boards also took into account other ancillary or “fallout” benefits that BlackRock or its affiliates and significant shareholders may derive from their relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Funds, including for administrative and distribution services. The Boards also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock, which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

Each Board, including its Independent Board Members, unanimously approved the continuation of the Advisory Agreement between its respective Fund and the Manager for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between such Fund, the Manager and Sub-Advisor for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, each Board, including its Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of its respective Fund and its shareholders. In arriving at a decision to approve the Agreements, each Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflects the results of several years of review by such Fund’s Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

66	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Director
G. Nicholas Beckwith, III, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Anne F. Ackerley, Fund President and Chief Executive Officer
Brendan Kyne, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10022

Custodians
JPMorgan Chase Bank, N.A.[1]
Brooklyn, NY 11245

State Street Bank and Trust Company[2]
Boston, MA 02101

The Bank of New York Mellon[3]
New York, NY 10286

Transfer Agents
BNY Mellon Shareowner Services[3]
Jersey City, NJ 07310

Computershare Trust Company, N.A.[1,2]
Providence, RI 02940

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1] For COY.

[2] For CYE and FRB.

[3] For DSU and ARK.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds retired. The Funds’ Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds, and Brendan Kyne became Vice President of the Funds.

SEMI-ANNUAL REPORT	AUGUST 31, 2009	67

Additional Information

Proxy Results

The Annual Meeting of Stockholders was held on August 26, 2009 for stockholders of record on June 29, 2009 to elect director nominees of each Fund:

Approved the Directors as follows:

	G. Nicholas Beckwith, III		Richard E. Cavanagh		Richard S. Davis

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

COY	26,670,834	1,648,421	26,722,046	1,597,209	26,777,710	1,541,545
CYE	28,776,142	1,387,718	28,770,167	1,393,693	28,870,031	1,293,829
DSU	88,758,407	3,699,027	88,878,010	3,579,424	88,952,077	3,505,357
FRB	7,977,862	228,382	7,971,452	234,792	7,988,624	217,620
ARK	47,083,324	1,913,792	47,135,216	1,861,900	47,059,502	1,937,614

	Kent Dixon		Frank J. Fabozzi		Kathleen F. Feldstein

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

COY	26,638,222	1,681,033	26,774,192	1,545,063	26,549,392	1,769,863
CYE	28,823,011	1,340,849	28,867,410	1,296,450	28,711,394	1,452,466
DSU	88,671,374	3,786,060	88,895,092	3,562,342	88,368,815	4,088,619
FRB	7,950,205	256,039	7,972,163	234,081	7,970,077	236,167
ARK	47,071,664	1,925,452	47,095,945	1,901,171	46,972,864	2,024,252

	James T. Flynn		Henry Gabbay		Jerrold B. Harris

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

COY	26,495,906	1,823,349	26,697,583	1,621,672	26,627,684	1,691,571
CYE	28,777,421	1,386,439	28,885,028	1,278,832	28,847,723	1,316,137
DSU	88,674,548	3,782,886	88,911,501	3,545,933	88,653,555	3,803,879
FRB	7,985,949	220,295	7,979,862	226,382	7,990,624	215,620
ARK	47,046,551	1,950,565	47,078,056	1,919,060	46,996,096	2,001,020

	R. Glenn Hubbard		W. Carl Kester		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

COY	26,725,170	1,594,085	26,732,347	1,586,908	26,658,979	1,660,276
CYE	28,812,143	1,351,717	28,865,727	1,298,133	28,741,180	1,422,680
DSU	88,821,475	3,635,959	88,897,867	3,559,567	88,660,254	3,797,180
FRB	7,972,788	233,456	7,980,365	225,879	7,980,573	225,671
ARK	47,110,141	1,886,975	47,096,675	1,900,441	47,171,393	1,825,723

Portfolio Management Change

COY, CYE, DSU, FRB and ARK are managed by a team of financial professionals. The portfolio managers are primarily responsible for the day-to-day management of the Funds’ portfolio. Effective May 8, 2009, James E. Keenan, Mitchell Garfin and Derek Schoenhofen are the portfolio managers for COY and CYE; Leland T. Hart, James E. Keenan and C. Adrian Marshall are the portfolio managers for DSU and ARK and Leland T. Hart and C. Adrian Marshall are the portfolio managers for FRA.

Mr. Garfin is Managing Director of BlackRock, Inc. since 2009; Director thereof from 2005 to 2009 and Vice President from 2001 to 2005.

Mr. Hart is Managing Director of BlackRock, Inc. since 2009; Partner of R3 Capital Partners in 2009 and Managing Director there of from 2008 to 2009; Managing Director of Lehman Brothers from 2006 to 2008 and Executive Director thereof of from 2003 to 2006.

Mr. Keenan is Managing Director of BlackRock, Inc. since 2008 and Director thereof from 2004 to 2008; Head of the Leveraged Finance Portfolio team; and senior high yield trader at Columbia Management Group from 2003 to 2004.

Mr. Marshall is Director of BlackRock, Inc. since 2007 and Vice President thereof from 2004 to 2007.

Mr. Schoenhofen is Director of BlackRock, Inc. since 2006 and Vice President thereof from 2000 to 2006.

68	SEMI-ANNUAL REPORT	AUGUST 31, 2009

Additional Information (continued)

General Information

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Section 19 Notices

These amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. The Funds will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

COY	$0.366000	—	—	$0.366000	100%	0%	0%	100%
CYE	$0.345000	—	—	$0.345000	100%	0%	0%	100%
DSU	$0.201899	—	$0.011101	$0.213000	95%	0%	5%	100%
FRB	$0.581870	—	$0.008230	$0.590100	99%	0%	1%	100%
ARK	$0.150000	—	—	$0.150000	100%	0%	0%	100%

SEMI-ANNUAL REPORT	AUGUST 31, 2009	69

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

70	SEMI-ANNUAL REPORT	AUGUST 31, 2009

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the yield to Common Shareholders. Statements and other information herein are as dated and are subject to change.

#CEF1-5-8/09

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6	–	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior High Income Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Senior High Income Fund, Inc.

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior High Income Fund, Inc.

Date: October 22, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior High Income Fund, Inc.

Date: October 22, 2009